1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                        EVERGREEN VARIABLE ANNUITY TRUST
                               (Evergreen VA Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006


     It is proposed that this filing will become effective on October 20, 2003, pursuant to Rule 488.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                          EVERGREEN VA BLUE CHIP FUND
                            EVERGREEN VA MASTERS FUND
                               200 Berkeley Street
                              Boston, MA 02116-5034
October 24, 2003

Dear Shareholder,

     As a  shareholder  of  Evergreen VA Blue Chip Fund ("VA Blue Chip Fund") or
Evergreen VA Masters Fund ("VA Masters Fund"), you are invited to vote on proposals to merge VA Blue Chip Fund or VA Masters Fund into Evergreen VA Fund ("VA Fund"), another mutual fund within the Evergreen family of funds (each a "Merger"). The Board of Trustees of Evergreen Variable Annuity Trust has approved the Mergers and recommends that you vote FOR the applicable proposals.

     If approved by shareholders, this is how each Merger will work:

o    Your Fund will transfer its assets and identified liabilities to VA Fund.

o VA Fund will issue new shares that will be distributed to you in an amount equal to the value of your VA Blue Chip Fund or VA Masters Fund shares. You will receive Class 1 or Class 2 shares of VA Fund, depending on the class shares of VA Blue Chip Fund or VA Masters Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the applicable Merger.

o You will not incur any sales loads or similar transaction charges as a result of the Mergers.

     Each Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about VA Fund's investment goal, portfolio management teams, performance, etc., along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposals will be cast at special meetings of VA Blue Chip Fund and VA Masters Fund's shareholders to be held on December 1, 2003. Although you are welcome to attend a meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement. If you have any questions about the proposals or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at ___________ (toll free). The expenses of the Mergers, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     If you own shares of VA Blue Chip Fund or VA Masters Fund as a result of your purchase of a variable annuity contract or a variable life insurance policy issued by American Express Company, Nationwide Life Insurance Company, Prudential Insurance Company of America, American Skandia Assurance Corporation, Transamerica Life Insurance Company or Zurich Kemper Investors Life Insurance Company ("Participating Companies"), you have the right to instruct your respective Participating Company how to vote the VA Blue Chip Fund or VA Masters Fund shares it holds under your variable annuity contract or variable life insurance policy. Each Participating Company will vote any VA Blue Chip Fund or VA Masters Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against or Abstain - as shares for which it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, a variable annuity contract owner or policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

     Thank you for taking this matter seriously and participating in this important process.
                                 Sincerely,



                                 Dennis H. Ferro
                                 President and Chief Investment Officer
                                 Evergreen Investment Management Company, LLC

                           EVERGREEN VA BLUE CHIP FUND

                            EVERGREEN VA MASTERS FUND

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034


                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS


                         TO BE HELD ON DECEMBER 1, 2003

     Special Meetings (each a "Meeting") of Shareholders for each of Evergreen VA Blue Chip Fund ("VA Blue Chip Fund") and Evergreen VA Masters Fund ("VA Masters Fund"), each a series of Evergreen Variable Annuity Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034 on December 1, 2003 at 10:00 a.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the applicable Agreement and Plan of Reorganization (each a "Plan") dated September 30, 2003, providing for the acquisition of all the assets of VA Blue Chip Fund or VA Masters Fund, as applicable, by Evergreen VA Fund ("VA Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund or VA Masters Fund, as applicable. Each Plan also provides for distribution of those shares of VA Fund to shareholders of VA Blue Chip Fund or VA Masters Fund, as applicable, in liquidation and subsequent termination of VA Blue Chip Fund or VA Masters Fund, as applicable. A vote in favor of a Plan is a vote in favor of the liquidation and dissolution of VA Blue Chip Fund or VA Masters Fund, as applicable.

2. To transact any other business which may properly come before the Meetings or any adjournment or adjournments thereof.

     On behalf of VA Blue Chip Fund and VA Masters Fund, the Board of Trustees of Evergreen Variable Annuity Trust have fixed the close of business on September 30, 2003 as the record date for the determination of shareholders of VA Blue Chip Fund or VA Masters Fund entitled to notice of and to vote at the applicable Meeting or any adjournment thereof.

     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO AMERICAN EXPRESS COMPANY, NATIONWIDE LIFE INSURANCE COMPANY, PRUDENTIAL INSURANCE COMPANY OF AMERICA, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, TRANSAMERICA LIFE INSURANCE COMPANY OR ZURICH KEMPER INVESTORS LIFE INSURANCE COMPANY AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, EACH VARIABLE ANNUITY CONTRACT OWNER AND VARIABLE LIFE INSURANCE POLICY HOLDER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."

                                               By order of the Board of Trustees


                                               Michael H. Koonce
                                               Secretary

October 24, 2003

                  INFORMATION RELATING TO THE PROPOSED MERGERS
                                       of
                           EVERGREEN VA BLUE CHIP FUND
                                       AND
                            EVERGREEN VA MASTERS FUND
                                      into
                                EVERGREEN VA FUND
                each a series of Evergreen Variable Annuity Trust

     This prospectus/proxy statement contains the information you should know before voting on the proposed mergers (each a "Merger") of Evergreen VA Blue Chip Fund or Evergreen VA Masters Fund into Evergreen VA Fund ("VA Fund"). For purposes of this prospectus/proxy statement, each variable annuity contract owner and variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If approved, a Merger will result in you receiving shares of VA Fund in exchange for your shares of VA Blue Chip Fund or VA Masters Fund. The investment goals of the Funds are similar. The investment goal of Evergreen VA Blue Chip Fund ("VA Blue Chip Fund") is to seek capital growth with the potential for income. The investment goal of both Evergreen VA Masters Fund ("VA Masters Fund") and VA Fund is to seek long-term capital growth.

     Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Mergers is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Prospectuses for Classes 1 and 2 shares for each Fund, dated      The Funds make all of these documents available to you free
May 1, 2003, as supplemented June 13, 2003, which accompany       of charge if you:
this prospectus/proxy statement.                                  o    Call ___________, or
                                                                  o    Write the Funds at 200 Berkeley Street, Boston,
Statement of additional information for each Fund, dated May 1,        Massachusetts 02116-5034.
2003, as supplemented June 13, 2003.
                                                                  You can also obtain any of these documents for a fee from the
Annual report for each Fund, dated December 31, 2002.             SEC if you:
                                                                  o    Call the SEC at 202.942.8090.
Semi-annual report for each Fund, dated June 30, 2003.
                                                                  Or for free if you:
Statement of additional information, dated October 24, 2003,      o    Go to the EDGAR Database on the SEC's Website
which relates to this prospectus/proxy statement and the               (http://www.sec.gov).
Mergers.
                                                                  To ask questions about this prospectus/proxy statement:
                                                                  o    Call ___________, or
                                                                  o    Write to the Funds at 200 Berkeley Street, Boston,
                                                                       Massachusetts 02116-5034.

----------------------------------------------------------------- ---------------------------------------------------------------

     Information relating to each Fund contained in each Fund's annual report, semi-annual report, prospectuses and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

     The SEC has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

     The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

     The address of the Funds is 200 Berkeley Street, Boston, Massachusetts
                      02116-5034 (Telephone: 800.343.2898).

                PROSPECTUS/PROXY STATEMENT DATED OCTOBER 24, 2003

                                TABLE OF CONTENTS

SUMMARY...................................................................................................3
     What are the key features of each Merger?............................................................3
After a Merger, what class of shares of VA Fund will I own?...............................................3
     How do the Funds' investment goals, principal investment strategies and risks compare?...............4
     How do the Funds' sales charges and expenses compare?  Will I be able to buy and sell shares the same way?
     How do the Funds' performance records compare?.......................................................7
     Who will be the Investment Advisor and Portfolio Manager of my Fund after a Merger? What will the advisory fee be after a Merger?...................................................................................9
     What will be the primary federal income tax consequences of the Mergers?.............................10
RISKS.....................................................................................................10
     What are the primary risks of investing in each Fund?................................................10
     Are there any other risks of investing in each Fund? ................................................12
MERGER INFORMATION........................................................................................12
     Reasons for the Mergers..............................................................................12
     Agreements and Plans of Reorganization...............................................................13
     Federal Income Tax Consequences......................................................................15
     Pro-forma Capitalization.............................................................................18
     Distribution of Shares...............................................................................18
     Purchase and Redemption Procedures...................................................................19
     Dividend Policy......................................................................................19
INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................................19
     Form of Organization.................................................................................19
     Capitalization.......................................................................................19
     Shareholder Liability................................................................................19
     Shareholder Meetings and Voting Rights...............................................................20
     Liquidation..........................................................................................20
     Liability and Indemnification of Trustees............................................................20
VOTING INFORMATION CONCERNING THE MEETINGS................................................................20
     Shareholder Information..............................................................................21
FINANCIAL STATEMENTS AND EXPERTS..........................................................................22
LEGAL MATTERS.............................................................................................23
ADDITIONAL INFORMATION....................................................................................23
OTHER BUSINESS............................................................................................23
INSTRUCTIONS FOR EXECUTING PROXY CARDS....................................................................24
INSTRUCTIONS FOR SHAREHOLDERS IN VA BLUE CHIP FUND
 OR VA MASTERS FUND.......................................................................................24
EXHIBIT A.................................................................................................A-1
EXHIBIT B.................................................................................................B-1
EXHIBIT C.................................................................................................C-1

                                     SUMMARY

     This section summarizes the primary features and consequences of each Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectuses, annual and semi-annual reports, and statement of additional information and in the Agreements and Plans of Reorganization (each a "Plan").

  What are the key features of each Merger?

     Each Plan sets forth the key features of a Merger. For a complete description of the Mergers, see the Plans, attached as Exhibits A and B to this prospectus/proxy statement. Each Plan generally provides for the following:

o the transfer of all of the assets of VA Blue Chip Fund or VA Masters Fund, as applicable, to VA Fund, in exchange for shares of VA Fund.
o the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund or VA Masters Fund, as applicable. (The identified liabilities consist only of those liabilities reflected on VA Blue Chip Fund or VA Masters Fund's statement of assets and liabilities determined immediately preceding the applicable Merger.)
o the liquidation of VA Blue Chip Fund or VA Masters Fund, as applicable, by distributing the shares of VA Fund to shareholders of VA Blue Chip Fund and VA Masters Fund, as applicable.
o the structuring of each Merger as a tax-free reorganization for federal income tax purposes.

     Each Merger is scheduled to take place on or about December 5, 2003. The Merger of each of VA Blue Chip Fund and VA Masters Fund will proceed individually once each receives shareholder approval.

After each Merger, what class of shares of VA Fund will I own?

----------------------------------------------------------------- ---------------------------------------------------------------
If you own this class of shares of VA Blue Chip Fund or VA        You will get this class of shares of VA Fund:
Masters Fund:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Class 1                                                           Class 1
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Class 2                                                           Class 2
----------------------------------------------------------------- ---------------------------------------------------------------

     The new shares you receive will have the same total value as your Fund shares as of the close of business on the day immediately prior to the applicable Merger.

     The Board of Trustees ("Trustees") of Evergreen Variable Annuity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the respective Mergers would be in the best interests of VA Blue Chip Fund and VA Masters Fund and their shareholders, and that existing shareholders' interests will not be diluted as a result of the Mergers. Accordingly, the Trustees have submitted the respective Plan for the approval of shareholders of VA Blue Chip Fund and VA Masters Fund's shareholders, as applicable. The Trustees of Evergreen Variable Annuity Trust have also approved the Plan on behalf of VA Fund.

  How do the Funds' investment goals, principal investment strategies and risks compare?


     The following tables highlight the comparison between the Funds with respect to their investment goals and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                VA Blue Chip Fund             VA Masters Fund             VA Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
INVESTMENT GOALS                Seeks capital growth with    Seeks long-term capital      Seeks long-term capital
                                the potential for income.    growth.                      growth.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
PRINCIPAL INVESTMENT            o Normally invests            o  Investment               o  Invests primarily
STRATEGIES                        at least 80% of its            program-based on the        in common stocks of
                                  assets in "blue chip"          Manager of Managers         large U.S. companies,
                                  stocks (i.e. stocks of         strategy of Evergreen       whose market
                                  well-established, large        Investment Company,         capitalizations fall
                                  U.S. companies) whose          LLC (EIMC) which            within the range
                                  market capitalization          allocates the Fund's        tracked by the Russell
                                  fall within the range          assets on an                1000(R)Index, at the
                                  tracked by the S&P 500         approximately equal         time of purchase.
                                  Index, at the time of          basis among itself and
                                  purchase.                      three sub-advisors        o Seeks to maintain
                                                                 each of which employ a      a weighted average
                                o Seeks to maintain              different investment        market capitalization
                                  a weighted average             style: MFS                  that falls within the
                                  market capitalization          Institutional               range of the Russell
                                  that falls within the          Advisors, Inc.              1000(R)Index.
                                  range of the S&P 500.          ("MFS"),
                                                                 OppenheimerFunds, Inc.    o Employs a
                                o Invests up to 20%              ("Oppenheimer") and         diversified style of
                                  of its assets in other         Marsico Capital             equity management that
                                  types of equity                Management, LLC             employs a blend between
                                  securities, various cash       ("Marsico").                growth- and
                                  equivalents or                                             value-oriented stocks
                                  represented by cash.       EIMC's segment:
                                                                                           o May invest in
                                o Investment                 o   Invests primarily           preferred stocks and
                                  decisions are based            in equity securities        securities convertible
                                  primarily on fundamental       of U.S. and foreign         into common stocks.
                                  analysis to identify           companies whose market
                                  companies with leading         capitalizations fall     o  The Fund does not
                                  positions within their         with the range tracked      invest in foreign
                                  industry, solid                by the S&P MidCap 400       securities.
                                  management and                 Index, at the time of
                                  strategies, and a trend        purchase.
                                  of stable or
                                  accelerating profits.       o  Seeks to maintain
                                                                 a weighted average
                                o Employs a                      market capitalization
                                  diversified style of           that falls within the
                                  equity management. That        range of the S&P
                                  allows it to invest in         MidCap 400 Index.
                                  both growth- and
                                  value-oriented equity      MFS's Segment:
                                  securities.
                                                               o Invests primarily
                                o Although not a                 in equity securities
                                  principal investment           of companies with
                                  strategy, the Fund may         market capitalizations
                                  invest up to 20%               falling within the
                                  (however, the Fund's           range of the Russell
                                  current intention is to        Midcap(R)Growth Index,
                                  invest no more than 10%)       at the time of
                                  of its assets in foreign       investment.
                                  securities.


------------------------------- ---------------------------- ---------------------------- ----------------------------

----------------------------- ---------------------------------------------
                              VA Masters Fund Cont.
----------------------------- ---------------------------------------------
----------------------------- ---------------------------------------------
INVESTMENT GOALS              Seeks long-term capital growth.
----------------------------- ---------------------------------------------
----------------------------- ---------------------------------------------
PRINCIPAL INVESTMENT          o    Selects companies which show
STRATEGIES                         earnings growth over time that is well
                                   above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth.

                              o May invest up to 25% (and generally expects to invest between 0% and 10%) of the Fund's assets in foreign securities (not including American Depository Receipts), which are not traded on a U.S. exchange.

                              o    Employs a growth-oriented investment
                                   strategy.

                              Oppenheimer's segment:

                              o Invests primarily in equity securities of those companies with market capitalizations over $9 billion; however, Oppenheimer may, when it deems advisable, invest in equity securities of mid-cap and small-cap companies.

                              o   Employs a diversified style of equity
                                  management that allows it to invest in both growth- and value-oriented equity securities

                              o   May invest without limit in foreign
                                  securities.

                              Marsico's segment:

                              o   Invests primarily in the common stocks
                                  (normally a core position of 35 and 50) of large U.S. and foreign companies with market capitalizations that fall within the range tracked by the S&P 500 Index at the time of purchase.

                              o   Considers the following
                                  macro-ecnomic factors when making
                                  investment decisions: interest rates,
                                  inflation, the regulatory environment,
                                  and the global competitive landscape,
                                  as well as the most attractive global
                                  investment opportunities, industry
                                  consolidation, and the sustainability
                                  of economic trends.

                              o   Selects stocks in well-known,
                                  high-quality companies with specific
                                  market expertise or dominance,
                                  franchise durability and pricing power,
                                  solid fundamentals such as strong
                                  balance sheets, improving returns on
                                  equity, strong and ethical management,
                                  apparent commitment to shareholder
                                  interests, and reasonable valuation in
                                  light of projected growth rates.

                              o   Employs a growth-oriented investment strategy.
----------------------------- ---------------------------------------------

     Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

     A portion of the securities held by VA Blue Chip Fund and VA Masters Fund may be disposed of in connection with the Mergers and this could result in additional portfolio transaction costs to the Funds.

     A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid by the Fund). Each Fund is also subject to market capitalization risk (investments primarily in one market capitalization category may decline in value if that category falls out of favor). Each Fund is also subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). VA Blue Chip Fund and VA Masters Fund are also subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Fund). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

     The Funds have other investment policies, practices and restrictions which,
together  with  their  related  risks,   are  also  set  forth  in  each  Fund's
prospectuses and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy and sell shares the same way?

     Each Fund offers two classes of shares: Class 1 and Class 2. The procedures for buying and selling shares of the Funds are identical. For more information, see the section entitled "Purchase and Redemption Procedures".

     The following tables allow you to compare the fees and expenses of each Fund. The tables entitled "VA Fund Pro Forma" also show you what the expenses are estimated to be assuming any or both of the Mergers take place. The difference in expenses for "VA Fund Pro Forma" from the information presented below should either of the proposed Mergers proceed alone is estimated to be 0.01%.

Shareholder Fees (fees paid directly from your investment)

         The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners. Such fees are described in the prospectus of such contracts or policies.


      THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE
         PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------    -------------------------------------------------------
VA Blue Chip Fund (based on expenses for the                 VA Masters Fund (based on expenses for the fiscal
fiscal year ended December 31, 2002)                         year ended December 31, 2002)
---------------------------------------------------------    -------------------------------------------------------
---------- -------------- ------ ---------- -------------    --------- ------------- ------- ---------- ------------
                                             Total Fund                                                 Total Fund
            Management    12b-1  Other       Operating                  Management   12b-1   Other       Operating
               Fees       Fees   Expenses   Expenses(1)                    Fees       Fees   Expenses   Expenses(2)
Class 1        0.61%      0.00%    0.61%       1.22%         Class 1      0.87%       0.00     0.31        1.18
Class 2        0.61%      0.25%    0.61%       1.47%)        Class 2      0.87%       0.25     0.31        1.43
---------- -------------- ------ ---------- -------------    --------- ------------- ------- ---------- ------------



-------------------------------------------------------------------------------
VA Fund (based on the expenses for the fiscal year ended
December 31, 2002)
-------------------------------------------------------------------------------
-------------------------- ------------- --------- -------------- -------------
                                                                   Total Fund
                            Management   12b-1         Other       Operating
                               Fees        Fees      Expenses       Expenses
Class 1                       0.75%       0.00%        0.23%         0.98%
Class 2                       0.75%       0.25%        0.23%         1.23%
-------------------------- ------------- --------- -------------- -------------



--------------------------------------------------------------------------------
                                    VA Fund
                                   Pro Forma
         (based on what the estimated combined expenses of VA Fund would have been for the 12 months ended June 30, 2003)
--------------------------------------------------------------------------------
--------------------------- ------------- --------- -------------- -------------
                                                                    Total Fund
                             Management   12b-1         Other        Operating
                                Fees        Fees      Expenses       Expenses
Class 1                        0.75%       0.00%        0.24%          0.99%
Class 2                        0.75%       0.25%        0.24%          1.24%
--------------------------- ------------- --------- -------------- -------------

(1) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.98% for Class 1 and 1.23% for Class 2. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

(2) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waiver s or reimbursements at any time. The annual operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00% for Class 1 and 1.25% for Class 2. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waiver and/or expense reimbursements were made.

     The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in VA Blue Chip Fund or VA Masters Fund versus VA Fund, both before and after the applicable Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Funds' operating expenses are the same as described in the tables above. Your actual costs may be higher or lower.

             THE EXAMPLES BELOW DO NOT REFLECT THE CHARGES AND FEES
             ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER
              YOUR CONTRACT OR POLICY. IF THOSE FEES AND EXPENSES
                 HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.


Examples of Fund Expenses

-------------------------------------------------------      ----------------------------------------------
                  VA Blue Chip Fund                                         VA Masters Fund
-------------------------------------------------------      ----------------------------------------------
-------------------------------------------------------      ----------------------------------------------
         Assuming Redemption At End of Period                    Assuming Redemption At End of Period
-------------------------------------------------------      ----------------------------------------------
------------------------- --------------- -------------      -------------- --------------- ---------------
After                     Class 1         Class 2            After          Class 1         Class 2
 1 year                   $124            $150               1 year         $120            $146
 3 years                  $387            $465               3 years        $375            $452
 5 years                  $670            $803                5 years       $649            $782
 10 years                 $1,477          $1,757              10 years      $1,432          $1,713
------------------------- --------------- -------------      -------------- --------------- ---------------

-------------------------------------------------------
                       VA Fund
-------------------------------------------------------
-------------------------------------------------------
         Assuming Redemption at End of Period
-------------------------------------------------------
------------------------- --------------- -------------
After                     Class 1         Class 2
 1 year                   $100            $125
 3 years                  $312            $390
 5 years                  $542            $676
10 years                  $1,201          $1,489
------------------------- --------------- -------------


-------------------------------------------------------
                  VA Fund Pro Forma
-------------------------------------------------------
-------------------------------------------------------
         Assuming Redemption at End of Period
-------------------------------------------------------
------------------------- --------------- -------------
After                     Class 1         Class 2
 1 year                   $101            $126
 3 years                  $315            $393
 5 years                  $547            $681
 10 years                 $1,213          $1,500
------------------------- --------------- -------------

How do the Funds' performance records compare?

     The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees charged to shareholders' accounts, but do not reflect contract or policy charges assessed by participating insurance companies. After the Mergers, VA Fund will be the accounting and performance survivor. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

     The tables below show the percentage gain or loss for the Class 1 shares of each of VA Blue Chip Fund, VA Masters Fund and VA Fund in each full calendar year since the Class 1 shares' inception on 4/27/2000, 1/29/1999 and 3/1/1996, respectively. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. These tables include the effects of Fund expenses. Separate account or contract fees charged by participating insurance companies are not reflected in these tables. If these fees were reflected, returns would be lower than those shown. For details on fees charged by participating insurance companies, refer to the prospectus of your variable annuity contract or variable life insurance policy.

--------------------------------------------------------------- ------ -------------------------------------------------------
VA Blue Chip Fund (Class 1)                                            VA Masters Fund (Class 1)
--------------------------------------------------------------- ------ -------------------------------------------------------
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
        `93 `94  `95 `96   `97  `98    `99   `00   `01   `02           `93 `94 `95   `96  `97   `98   `99    `00  `01    `02
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
30%                                                             30%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
25%                                                             25%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
20%                                                             20%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
15%                                                             15%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
10%                                                             10%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
5%                                                              5%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
0                                                               0                                            -2.98
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-5%                                                             -5%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-10%                                                            -10%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-15%                                               -16.61       -15%                                              -15.84
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-20%                                                     -22.05 -20%                                                     -26.61
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-25%                                                            -25%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----
-30%                                                            -30%
------- --- ---- --- ----- ---- ------ ----- ----- ----- ------ ------ --- --- ----- ---- ----- ----- ------ ---- ------ -----

*Best Quarter:   4th Quarter 2001          +9.76%          *Best Quarter:     4th Quarter  2001        +15.94%
Worst Quarter:   3rd Quarter 2002         -16.84%           Worst Quarter:    3rd Quarter  2001         -22.34%

Year-to-date total return through 6/30/2003 is +9.17%.         Year-to-date total return through 6/30/2003 is+13.14%.

-------- ---------------------------------------------------------
         VA Fund (Class 1 )
-------- ---------------------------------------------------------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
         `93 `94  `95  `96   `97  `98    `99   `00   `01    `02
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
30%                          37.16
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
25%
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
20%                                      23.03
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
15%
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
10%
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
5%                                6.44
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
0
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-5%
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-10%                                           -11.99
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-15%                                                 -17.85
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-20%                                                        -22.22
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-25%

-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------
-30%

-------- --- ---- ---- ----- ---- ------ ----- ----- ------ ------

Best Quarter:   4th Quarter  2001         +18.02%
Worst Quarter:  3rd Quarter  2001         -17.20%

Year-to-date total return through 6/30/2003 is +11.42%

     The following tables list VA Blue Chip Fund and VA Masters Fund's average annual total return by class over the past year and since inception and VA Fund's average annual total return by class over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare each Fund's performance with the S&P 500 Index (S&P 500), VA Masters Fund's performance with S&P 400 Index (S&P 400) and VA Fund's performance with the Russell 1000(R) Index (Russell 1000). S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity and industry group representation. S&P 400 is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity and industry group representation. Russell 1000 is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002)*

------------------------------------------------------------------     -------------------------------------------------------------
VA Blue Chip Fund                                                      VA Masters Fund
------------------------------------------------------------------     -------------------------------------------------------------
------------ ------------ ---------- ------- -------- ------------     -------- ----------- --------- ------- --------- ------------
             Inception                                Performance               Inception                               Performance
             Date of          1        5       10     Since                     Date of        1        5        10     Since
             Class          year      year    year    4/27/2000                 Class         year     year     year    1/29/1999
Class 1      4/27/2000    -22.05%    N/A     N/A      -18.23%          Class 1  1/29/1999   -26.61%   N/A     N/A       -6.62%
Class 2      7/31/2000    -22.08%    N/A     N/A      -18.24%          Class 2  7/31/2002   -26.71%   N/A     N/A       =6.65%
S&P 500                   -22.10%    N/A     N/A      -15.97%          S&P 500              -22.10%   N/A     N/A       -7.89%
                                                                       S&P 400              -14.51%   N/A     N/A       4.58%
------------ ------------ ---------- ------- -------- ------------     -------------------- --------- ------- --------- ------------

--------------------------------------------------------------
VA Fund
--------------------------------------------------------------
------------ ---------- --------- -------- ------ ------------
             Inception                            Performance
             Date of       1         5      10    Since
             Class        year     year    year   3/1/1996
Class 1      3/1/1996   -22.22%   -5.93%   N/A    2.20%
Class 2      7/31/2002  -22.30%   -5.95%   N/A    2.18%
Russell 1000            -21.65%   -0.58%   N/A    6.23%
S&P 500                 -22.10%   -0.59%   N/A    6.38%
----------------------- --------- -------- ------ ------------

* Historical performance for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

     For a detailed discussion of the manner of calculating total return, please see the statement of additional information. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

     Important information about VA Fund is also contained in the management's discussion of VA Fund's performance, attached as Exhibit C to this prospectus/proxy statement. This information also appears in VA Fund's most recent annual report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the applicable Merger? What will the advisory fee be after the applicable Merger?

Management of the Funds

     The overall management of VA Fund, VA Blue Chip Fund and VA Masters Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust.

Investment Advisor

     Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to VA Blue Chip Fund, VA Masters Fund and VA Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the 5th largest bank holding company in the United States based on total assets as of December 31, 2002.
o    Has been managing mutual funds and private accounts since 1932.
o Manages over $113 billion in assets of the Evergreen funds as of December 31, 2002.
o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.
--------------------------------------------------------------------------------

Portfolio Management

The day-to-day management of VA Fund is handled by:

--------------------------------------------------------------------------------
o Two teams of portfolio management professionals from EIMC's Large Cap Core Growth team and Value Equity team, each with team members responsible for various sectors.
--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of VA Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o    0.75% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

What will be the primary federal income tax consequences of the Mergers?

     Prior to or at the time of each Merger, VA Blue Chip Fund, VA Masters Fund and VA Fund will each have received an opinion from Sullivan & Worcester LLP that the respective Merger has been structured so that no gain or loss will be recognized by VA Blue Chip Fund or VA Masters Fund or the record owner of their shares (the "Record Holders") , as applicable, for federal income tax purposes as a result of receiving VA Fund shares in connection with the applicable Merger. The holding period and aggregate tax basis of shares of VA Fund that are received by a VA Blue Chip Fund or VA Masters Fund Record Holder will be the same as the holding period and aggregate tax basis of shares of VA Blue Chip Fund and VA Masters Fund previously held by such Record Holder, provided that shares of VA Blue Chip Fund and VA Masters Fund are held as capital assets. In addition, the holding period and tax basis of the assets of VA Blue Chip Fund and VA Masters Fund in the hands of VA Fund as a result of the Mergers will be the same as they were in the hands of VA Blue Chip Fund and VA Masters Fund immediately prior to the applicable Merger. No gain or loss will be recognized by VA Fund upon the receipt of the assets of VA Blue Chip Fund and VA Masters Fund in exchange for shares of VA Fund and the assumption by VA Fund of VA Blue Chip Fund and VA Master Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

     An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment goals and policies. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment goals. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------- --------------------------------------- -----------------------------------
           VA Blue Chip Fund                        VA Masters Fund                           VA Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------

                   The Funds are subject to Stock Market Risk.
                Each Fund invests primarily in equity securities.

--------------------------------------------------------------------------------------------------------------------

     Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on a shareholder's investment in a Fund could decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

---------------------------------------- --------------------------------------- -----------------------------------
         VA Blue Chip Fund                        VA Masters Fund                           VA Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------

                 The Funds are subject to Market Capitalization
          Risk. VA Blue Chip Fund and VA Fund invest primarily in large capitalization companies.
             VA Masters Fund invests in companies across all market
                                capitalizations.

--------------------------------------------------------------------------------------------------------------------

     Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

---------------------------------------- --------------------------------------- -----------------------------------
           VA Blue Chip Fund                        VA Masters Fund                           VA Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------

                 The Funds are subject to Investment Style Risk.
    VA Blue Chip Fund, VA Fund and VA Masters Fund use a combined growth and value style of equity investing.


--------------------------------------------------------------------------------------------------------------------

     Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

---------------------------------------- ------------------------------------- --------------------------------------
                VA Fund                           VA Blue Chip Fund                       VA Masters Fund
---------------------------------------- ------------------------------------- --------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

   VA Fund is not subject to Foreign     VA Blue Chip Fund and VA Masters Fund are subject to Foreign Investment
           Investment Risk.              Risk.
                                         MFS's portion of VA Masters Fund may
                                         invest up to 25% of the Fund's assets
                                         in foreign securities. VA Blue Chip
                                         Fund may invest up to 20% (however the
                                         Fund's current intention is to invest
                                         no more than 10%) in foreign
                                         securities.
---------------------------------------- ----------------------------------------------------------------------------

     Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations relating to investments in foreign securities include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

Are there any other risks of investing in each Fund?

     Each Fund may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

     Each Fund may lend their securities. Lending securities may cause a Fund to lose the opportunity to sell these securities at the most desirable price, and therefore, lose money.

     Each Fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of the derivatives. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

     Although not currently a principal investment practice, Marsico's segment of VA Masters Fund may invest in non-convertible debt securities which offer the opportunity for capital growth.

     VA Fund generally does not take portfolio turnover into account when making investment decisions, but the Fund can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

                               MERGER INFORMATION

Reasons for the Mergers

     At a Board of Trustees meeting held on September 17, 2003, all of the Trustees of Evergreen Variable Annuity Trust, including the Independent Trustees, considered and approved each Merger; they determined that each Merger was in the best interests of the shareholders of VA Blue Chip Fund and VA Masters Fund, as applicable, and that the interests of existing shareholders of each of VA Blue Chip Fund and VA Masters Fund would not be diluted as a result of the transactions contemplated by the applicable Merger.

     Before approving the Plans, the Trustees reviewed various factors about the Funds and the proposed Mergers. The Trustees considered the relative size of VA Fund compared to VA Blue Chip Fund and VA Masters Fund as well as the similarity of the Funds' investment goals and principal investment strategies. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining the Funds. As of June 30, 2003, VA Fund's total net assets were approximately $23.2 million, VA Blue Chip Fund's total net assets were approximately $10.1 million and VA Masters Fund's total net assets were approximately $23.0 million. By merging into VA Fund, shareholders of VA Blue Chip Fund and VA Masters Fund would have the benefit of a larger fund with a similar investment goal and greater investment flexibility.

     The Trustees also considered the past three-month, one-year and three-year performance history for VA Fund and VA Blue Chip Fund (for the period ended June 30, 2003) which showed higher performance for VA Fund. For the three-month period on that date, the average annual total return for the Class 1 shares of VA Fund was 14.75%, while the total return for Class 1 shares of VA Blue Chip Fund was 12.88%. For the one-year period ended on the same date, the average annual total return for the Class 1 shares of VA Fund was 0.34%, while the total return for Class 1 shares of VA Blue Chip Fund was -3.92%. For the three-year period ended on the same date, the average annual total return for the Class 1 shares of VA Fund was -13.64%, while the total returns for VA Blue Chip Fund was -13.80%.

     The Trustees considered the past three-month, one-year and three-year, performance history for VA Fund and VA Masters Fund (for the period ended June 30, 2003) which showed higher performance for VA Fund for the past one-year period. For the one-year period ended on that date, the average annual total return for Class 1 shares of VA Fund was 0.34%, while the average annual total return for Class 1 shares of VA Masters Fund was -0.55%. The Trustees considered the comparable three-year period performance history for VA Fund and VA Masters Fund on that date. The average annual total return for Class 1 shares of VA Fund was -13.64%, while the average annual total return for VA Masters Fund was -13.63%. The Trustees also considered the past three-month history for VA Fund and VA Masters for the same period which was slightly higher for VA Masters Fund. For the three-month period ended on that date, the average annual total return for Class 1 shares of VA Fund was 14.75%, while the average annual total return for VA Masters Fund was 15.94%. The Trustees determined that despite the fact that VA Masters Fund had slightly higher performance returns, shareholders of VA Fund would benefit from the greater overall investment flexibility of being in a larger combined fund.

     The Trustees also considered the relative expenses of each of the Funds as of June 30, 2003. They noted that the expense ratio of VA Fund is lower than that of VA Blue Chip Fund and VA Masters Fund both before and after each Merger. Shareholders of VA Fund will have the advantage of lower expenses if either or both Mergers take place.

     In addition, assuming that an alternative to the Mergers would be for VA Blue Chip Fund and VA Masters Fund to maintain their separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between three similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

     In addition, the Trustees, including the Independent Trustees considered among other things:

o    the terms and conditions of each Merger;

o compatibility of the Funds' investment goals and principal investment strategies;

o the fact that EIMC will bear the expenses incurred by VA Blue Chip Fund, VA Masters Fund and VA Fund in connection with the applicable Merger;

o the fact that VA Fund will assume the identified liabilities of VA Blue Chip Fund and VA Masters Fund;

o the fact that each Merger is expected to be tax-free for federal income tax purposes;

o the relative tax situations of VA Blue Chip Fund, VA Masters Fund and VA Fund including realized and unrealized gains and losses; and

o alternatives available to shareholders of VA Blue Chip Fund and VA Masters Fund, including the ability to redeem their shares taking into consideration possible limitations and penalties assessed on redemptions by participating insurance companies.

     During their consideration of each Merger, the Trustees met with Fund counsel and, the Independent Trustees met with counsel to the Independent Trustees regarding the legal issues involved.

     Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the respective proposed Mergers would be in the best interests of VA Blue Chip Fund and VA Masters Fund and their shareholders, as applicable.

     The Trustees of Evergreen Variable Annuity Trust also approved each Merger on behalf of VA Fund.

Agreements and Plans of Reorganization

         The following summary is qualified in its entirety by reference to each Plan (Exhibits A, and B hereto).

     Each Plan provides that VA Fund will acquire all of the assets of VA Blue Chip Fund or VA Masters Fund, as applicable, in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund, or VA Masters Fund, as applicable, on or about December 5, 2003 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, VA Blue Chip Fund and VA Masters Fund will endeavor to discharge all of their known liabilities and obligations that are due and payable on the Closing Date. VA Fund will not assume any liabilities or obligations of VA Blue Chip Fund or VA Masters Fund other than those reflected in a unaudited statement of assets and liabilities of VA Blue Chip Fund and VA Masters Fund, as applicable, prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     The number of full and fractional shares of each class of VA Fund to be received by the Record Holders of VA Blue Chip Fund and VA Masters Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of VA Blue Chip Fund and VA Masters Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of VA Blue Chip Fund and VA Masters Fund by the net asset value per share of the corresponding class of shares of VA Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of VA Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, VA Blue Chip Fund and VA Masters Fund will each liquidate and distribute pro rata to Record Holders as of the close of business on the Closing Date the full and fractional shares of VA Fund received by VA Blue Chip Fund and VA Masters Fund, as applicable. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of VA Blue Chip Fund and VA Masters Fund's Record Holders on VA Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of VA Fund due to the respective Fund's Record Holders. All issued and outstanding shares of VA Blue Chip Fund and VA Masters Fund, including those represented by certificates, will be canceled. The shares of VA Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of their affairs, VA Blue Chip Fund and VA Masters Fund will be terminated.

     The consummation of each Merger is subject to the conditions set forth in the applicable Plan, including approval by VA Blue Chip Fund and VA Masters Fund's respective shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below.
Notwithstanding approval of VA Blue Chip Fund and VA Masters Fund's shareholders, the Plans may be terminated (a) by the mutual agreement of VA Blue Chip Fund, or VA Masters Fund and VA Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not each Merger is consummated, EIMC will pay the expenses incurred by VA Blue Chip Fund, VA Masters Fund and VA Fund in connection with the applicable Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by VA Blue Chip Fund, VA Masters Fund, VA Fund or their respective Record Holders.

     If VA Blue Chip Fund and VA Masters Fund's shareholders do not approve the applicable Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

     At or prior to the Closing Date, VA Blue Chip Fund and VA Masters Fund will each have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the respective Fund's Record Holders (in shares of the Fund) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

Federal Income Tax Consequences

     Each Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the applicable Merger, VA Blue Chip Fund or VA Masters Fund and VA Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the applicable Merger:

(1) The transfer of all of the assets of VA Blue Chip Fund or VA Masters Fund, as applicable, solely in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund or VA Masters Fund, as applicable, followed by the distribution of VA Fund's shares to the shareholders of VA Blue Chip Fund or VA Masters Fund, as applicable, in liquidation of VA Blue Chip Fund or VA Masters Fund, respectively, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and VA Fund and VA Blue Chip Fund, or VA Masters Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

(2) No gain or loss will be recognized by VA Fund upon the receipt of the assets of VA Blue Chip Fund or VA Masters Fund, as applicable, solely in exchange for the shares of VA Fund and the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund or VA Masters Fund, as applicable;

(3) No gain or loss will be recognized by VA Blue Chip Fund or VA Masters Fund, as applicable, on the transfer of its assets to VA Fund in exchange for VA Fund's shares and the assumption by VA Fund of the identified liabilities of VA Blue Chip Fund or VA Masters Fund or upon the distribution (whether actual or constructive) of VA Fund's shares to VA Blue Chip Fund or VA Masters Fund's record holders, as applicable, in exchange for their shares of VA Blue Chip Fund or VA Masters Fund, as applicable;

(4) No gain or loss will be recognized by VA Blue Chip Fund or VA Masters Fund's record holders, as applicable, upon the exchange of their shares of VA Blue Chip Fund or VA Masters Fund, as applicable, for shares of VA Fund in liquidation of VA Blue Chip Fund or VA Masters Fund, as applicable;

(5) The aggregate tax basis of the shares of VA Fund received by each Record Holder of VA Blue Chip Fund or VA Masters Fund, as applicable, pursuant to the respective Merger will be the same as the aggregate tax basis of the shares of VA Blue Chip Fund or VA Masters Fund, as applicable, held by such Record Holder immediately prior to the Merger, and the holding period of the shares of VA Fund received by each Record Holder of VA Blue Chip Fund or VA Masters Fund, as applicable, will include the period during which the respective shares of VA Blue Chip Fund or VA Masters Fund exchanged therefor were held by such Record Holder (provided that the shares of VA Blue Chip Fund, and VA Masters Fund were held as a capital asset on the date of the applicable Merger); and

(6) The tax basis of the assets of VA Blue Chip Fund or VA Masters Fund acquired by VA Fund will be the same as the tax basis of such assets to VA Blue Chip Fund or VA Masters Fund, as applicable, immediately prior to the respective Merger, and the holding period of such assets in the hands of VA Fund will include the period during which the assets were held by VA Blue Chip Fund or VA Masters Fund, as applicable.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Merger is consummated but does not qualify as a tax free reorganization under the Code, a record holder of VA Blue Chip Fund, or VA Masters Fund, as applicable, would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of VA Fund shares he or she received. Record holders of VA Blue Chip Fund and VA Masters Fund should consult their tax advisors regarding the effect, if any, of the applicable proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of each proposed Merger, record holders of VA Blue Chip Fund and VA Masters Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the applicable Merger.

     Any capital loss carryforward of VA Blue Chip Fund or VA Masters Fund will be available to VA Fund to offset capital gains recognized after the Mergers subject to certain limitations as provided by the Code.

Pro-forma Capitalization

     The following table sets forth the capitalizations of VA Blue Chip Fund, VA Masters Fund and VA Fund as of June 30, 2003 and the capitalization of VA Fund on a pro forma basis as of that date, giving effect to each proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.60 and 0.60 for Class 1 and Class 2 shares, respectively, of VA Fund issued for each Class 1 and Class 2 shares, respectively, of VA Blue Chip Fund; and an exchange ratio of approximately 0.73 for Class 1 shares and 0.73 for Class 2 shares of VA Fund issued for each Class 1 and Class 2 shares, respectively, of VA Masters Fund.

              Capitalization of VA Blue Chip Fund, VA Masters Fund,
                         VA Fund and VA Fund (Pro Forma)

-------------------------- ----------------- ------------------- ------------------ -------------------
                             VA Blue Chip     VA Masters Fund         VA Fund            VA Fund
                                Fund (Pro Forma)
-------------------------- ----------------- ------------------- ------------------ -------------------
-------------------------- ----------------- ------------------- ------------------ -------------------
Net Assets
Class 1                          $8,905,754         $22,105,745        $23,195,224         $54,206,723
Class 2                           1,222,415             925,167              1,724           2,149,306
Total Net Assets                $10,128,169         $23,030,912        $23,196,948         $56,356,029
-------------------------- ----------------- ------------------- ------------------ -------------------
-------------------------- ----------------- ------------------- ------------------ -------------------
Net Asset Value Per Share
Class 1                               $6.31               $7.71             $10.50              $10.50
Class 2                               $6.30               $7.70             $10.51              $10.51
-------------------------- ----------------- ------------------- ------------------ -------------------
-------------------------- ----------------- ------------------- ------------------ -------------------
Shares Outstanding
-------------------------- ----------------- ------------------- ------------------ -------------------
-------------------------- ----------------- ------------------- ------------------ -------------------
Class 1                          $1,412,029          $2,867,828         $2,209,563          $5,163,696
Class 2                             194,006             120,179                164             204,457
Total Shares Outstanding         $1,606,035          $2,988,007         $2,209,727          $5,368,153
-------------------------- ----------------- ------------------- ------------------ -------------------

     The following table sets forth the capitalizations of VA Blue Chip Fund and VA Fund as of June 30, 2003 and the capitalization of VA Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately
0.60 and 0.60 for Class 1 and Class 2 shares, respectively, of VA Fund issued for each Class 1 and Class 2 shares, respectively, of VA Blue Chip Fund.

                Capitalization of VA Blue Chip Fund, VA Fund and
                               VA Fund (Pro Forma)


----------------------------------- -------------------- -------------------- ---------------------
                                        VA Blue Chip Fund     VA Fund              VA Fund
                                                                                  (Pro Forma)
----------------------------------- -------------------- -------------------- ---------------------
----------------------------------- -------------------- -------------------- ---------------------
Net Assets
Class 1                                      $8,905,754          $23,195,224           $32,100,978
Class 2                                       1,222,415                1,724             1,224,139
Total Net Assets                            $10,128,169          $23,196,948           $33,325,117
----------------------------------- -------------------- -------------------- ---------------------
Net Asset Value Per Share
Class 1                                           $6.31               $10.50                $10.50
Class 2                                           $6.30               $10.51                $10.51
----------------------------------- -------------------- -------------------- ---------------------
----------------------------------- -------------------- -------------------- ---------------------
Shares Outstanding
Class 1                                      $1,412,029           $2,209,563            $3,057,921
Class 2                                         194,006                  164               116,449
Total Shares Outstanding                     $1,606,035           $2,209,727            $3,174,370
----------------------------------- -------------------- -------------------- ---------------------

     The following table sets forth the capitalizations of VA Masters Fund and VA Fund as of June 30, 2003 and the capitalization of VA Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately
0.73 and 0.73 for Class 1 and Class 2 shares, respectively, of VA Fund issued for each Class 1 and Class 2 shares, respectively, of VA Masters Fund.


                 Capitalization of VA Masters Fund, VA Fund and
                               VA Fund (Pro Forma)


-------------------------------------- -------------------- -------------------- --------------------
                                       VA Masters Fund        VA Fund                 VA Fund
                                                                                     (Pro Forma)
-------------------------------------- -------------------- -------------------- --------------------
-------------------------------------- -------------------- -------------------- --------------------
Net Assets
Class 1                                        $22,105,745          $23,195,224          $45,300,969
Class 2                                            925,167                1,724              926,891
Total Net Assets                               $23,030,912          $23,196,948          $46,227,860
-------------------------------------- -------------------- -------------------- --------------------
Net Asset Value Per Share
Class 1                                              $7.71               $10.50               $10.50
Class 2                                              $7.70               $10.51               $10.51
-------------------------------------- -------------------- -------------------- --------------------
Shares Outstanding
Class 1                                          2,867,828            2,209,563            4,315,337
Class 2                                            120,179                  164               88,172
Total Shares Outstanding                         2,988,007            2,209,727            4,403,509
-------------------------------------- -------------------- -------------------- --------------------

     The tables set forth above should not be relied upon to reflect the number of shares to be received in each Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the respective Merger.

Distribution of Shares

     Evergreen Distributor, Inc. ("EDI"), a subsidiary of BISYS Fund Services, acts as underwriter of the shares of VA Fund, VA Blue Chip Fund and VA Masters Fund. The Funds offer two classes of shares: Class 1 and Class 2 which are involved in the Mergers. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses").

     In the proposed Mergers, VA Blue Chip Fund and VA Masters Fund shareholders, as applicable, will receive shares of VA Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold.

     The following is a summary description of charges and fees for the Class 1 and Class 2 shares of VA Fund which will be received by VA Blue Chip Fund or VA Masters Fund shareholders in the applicable Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectuses and statement of additional information.

     Class 1 Shares. Class 1 shares are sold at net asset value, with no front-end sales charge, deferred sales charge or 12b- 1 fee.

     Class 2 Shares. Class 2 shares are sold at net asset value with no front-end sales charge or deferred sales charge. Class 2 shares are subject to a 12b-1 fee.

     Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class 2 shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.25% of average daily net assets attributable to the class.

     Additional Information regarding the Rule 12b-1 plans adopted by each Fund is included in its Class 2 share prospectus and statement of additional information.

     No Rule 12b-1 plan has been adopted for the Class 1 shares of any Fund.

Purchase and Redemption Procedures

     Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by American Express Company, Nationwide Life Insurance Company, Prudential Insurance Company of America, American Skandia Assurance Corporation, Transamerica Life Insurance Company or Zurich Kemper Investors Life Insurance Company. Shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.

     The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

     Orders are effected at net asset value per share determined on that same date, without the Fund's imposition of any sales commission or redemption charge. The insurance company uses the net asset value to calculate the value of your interest in your contract.

Dividend Policy

     Each Fund distributes its investment company taxable income annually and its net realized gains at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectuses for further information concerning dividends and distributions.

     After the Mergers, separate accounts owning shares of VA Blue Chip Fund and VA Masters Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from VA Fund reinvested in shares of VA Fund.

     Each Fund has qualified and each intends to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Each Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offer shares to separate accounts of insurance companies and other qualified buyers. Evergreen Variable Annuity Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

Capitalization

     The beneficial interests in VA Fund, VA Blue Chip Fund and VA Masters Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Variable Annuity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

Shareholder Meetings and Voting Rights

     Evergreen Variable Annuity Trust on behalf of VA Blue Chip Fund and VA Masters Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. In addition, Evergreen Variable Annuity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Variable Annuity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to each Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of VA Fund, VA Blue Chip Fund and VA Masters Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

     In the event of the liquidation of VA Fund, VA Blue Chip Fund or VA Masters Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Variable Annuity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                   VOTING INFORMATION CONCERNING THE MEETINGS

     This prospectus/proxy statement is being sent to shareholders of VA Blue Chip Fund and VA Masters Fund in connection with a solicitation of proxies by the Trustees of Evergreen Variable Annuity Trust, to be used at the Special Meeting of Shareholders for each fund (the "Meetings") to be held at 10:00 a.m., Eastern time, December 1, 2003, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meetings and a proxy card, is first being mailed to shareholders of VA Blue Chip Fund and VA Masters Fund on or about October 24, 2003. Only shareholders of record as of the close of business on September 30, 2003 (the "Record Date") will be entitled to notice of, and to give voting instructions for, the Meetings or any adjournment thereof. For purposes of this prospectus/proxy statement, a variable annuity contract owner or policy holder is referred to as "a shareholder" and the voting instructions form is referred to as a "proxy card."

     If the enclosed form of proxy is properly executed and returned to the participating insurance company in time to be voted by the participating insurance company at the Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the applicable proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against a Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the applicable Meeting by written notice to the Secretary of Evergreen Variable Annuity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of a Plan and the respective Merger contemplated thereby. The participating insurance companies will vote any VA Blue Chip Fund or VA Masters Fund shares for which they do not receive voting instructions in proportionately the same manner - either FOR, AGAINST or ABSTAIN - as shares for which they do receive instructions.

     Approval of each Merger will require the affirmative vote of a majority (greater than 50%) of VA Blue Chip Fund or VA Masters Fund's shares, as applicable, voted and entitled to vote at the respective Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present. In voting for applicable Merger, all classes of VA Blue Chip Fund and VA Masters Fund will vote together as if they were a single class. Each share of VA Blue Chip Fund or VA Masters Fund will be entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

     If VA Blue Chip Fund and VA Masters Fund shareholders do not vote to approve their respective Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve a Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn a Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn a Meeting.

     A shareholder who objects to a proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Variable Annuity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if a Merger is consummated, shareholders will be free to redeem the shares of VA Fund, subject to any insurance company restrictions, which they receive in the transaction at their then-current net asset value. Shares of VA Blue Chip Fund and VA Masters Fund may be redeemed, subject to any insurance company restrictions, at any time prior to the consummation of the applicable Merger. Shareholders of VA Blue Chip Fund and VA Masters Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the applicable Merger or exchanging such shares in the applicable Merger.

     VA Blue Chip Fund and VA Masters Fund do not hold annual shareholder meetings. If a Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the appropriate participating insurance company so that they will be received by the respective Fund in a reasonable period of time prior to the meeting.

     The votes of the shareholders of VA Fund are not being solicited by this prospectus/proxy statement and are not required to carry out each Merger.

Shareholder Information

     As of the Record Date, the following number of each class of shares of beneficial interest of VA Blue Chip Fund and VA Masters Fund was outstanding:


----------------------------------------------------- --------------------------
Class of Shares          VA Blue Chip Fund                   VA Masters Fund
----------------------------------------------------- --------------------------
----------------------------------------------------- --------------------------
Class 1
Class 2
All Classes
----------------------------------------------------- --------------------------

     As of September 30, 2003, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of VA Blue Chip Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of VA Blue Chip Fund's outstanding shares as of September 30, 2003:

---------------------------------------- --------- ---------- ------------------------------ -----------------------
Name and Address                          Class    No. of        Percentage of Shares of      Percentage of Shares
                                                    Shares         Class Before Merger       of Class After Merger
---------------------------------------- --------- ---------- ------------------------------ -----------------------
---------------------------------------- --------- ---------- ------------------------------ -----------------------

---------------------------------------- --------- ---------- ------------------------------ -----------------------

     As of September 30, 2003,  the officers and Trustees of Evergreen  Variable
Annuity Trust beneficially owned as a group less than 1% of the outstanding shares of VA Masters Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the VA Masters
Fund's outstanding shares as of September 30, 2003:

---------------------------------- -------- ------------------- ------------------------------ -----------------------
Name and Address                    Class     No. of Shares        Percentage of Shares of      Percentage of Shares
                                                                     Class Before Merger       of Class After Merger

---------------------------------- -------- ------------------- ------------------------------ -----------------------
---------------------------------- -------- ------------------- ------------------------------ -----------------------

---------------------------------- -------- ------------------- ------------------------------ -----------------------

     The proportionate voting by participating insurance companies of shares for which no proxies are returned may result in certain shareholders that can direct the vote of less than 5% of the outstanding shares of VA Blue Chip Fund or VA Masters Fund issuing instructions that affect the vote of 5% or more of the Funds' outstanding shares.

     THE TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMEND APPROVAL OF
 THE PLANS. ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF
                        APPROVAL OF THE APPLICABLE PLAN.

                        FINANCIAL STATEMENTS AND EXPERTS

     The annual report of each Fund as of December 31, 2002, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent auditors incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The semi-annual report of each Fund as of June 30, 2003, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of VA Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

     VA Blue Chip Fund, VA Masters Fund and VA Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

     The Trustees of Evergreen Variable Annuity Trust do not intend to present any other business at the Meetings. If, however, any other matters are properly brought before the Meetings, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.



October 24, 2003

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:



     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust Jane B. Doe, Trustee (2) Jane B. Doe, Trustee Jane B. Doe u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.


                        INSTRUCTIONS FOR SHAREHOLDERS IN
                      VA BLUE CHIP FUND OR VA MASTERS FUND

     Since you are a shareholder in VA Blue Chip Fund or VA Masters Fund, you have the right to instruct American Express Company, Nationwide Life Insurance Company, Prudential Insurance Company of America, American Skandia Assurance Corporation, Transamerica Life Insurance Company or Zurich Kemper Investors Life Insurance Company ("Participating Companies") how to vote the VA Blue Chip Fund or VA Masters Fund shares they hold under your variable annuity contract or variable life insurance policy. You can do so by following the instructions on your proxy card. The Participating Companies will vote any VA Blue Chip Fund or VA Masters Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against, or Abstain - as shares for which it does receive instructions. For purposes of this prospectus/proxy statement, a variable annuity contract owner or variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

     If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at ______________ (toll free).

                                                                      EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 2003, by and between Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen VA Fund series (the "Acquiring Fund"), and Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen VA Blue Chip Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class 1 and Class 2 shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

     WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

               TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE
    FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES
                       AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class 1 and Class 2 shares of the Selling Fund will receive Class 1 and Class 2 shares, respectively, of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about December 8, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

     (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (g) The audited financial statements of the Selling Fund at December 31, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

     (h) Since December 31, 2002 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

     (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

     (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

     (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

     (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

     (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

     (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The audited financial statements of the Acquiring Fund at December 31, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

     (g) Since December 31, 2002 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

     (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

     (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

     (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

     (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

     (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

     (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

     (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

     (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

     (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

     (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

     (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

     (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

     (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

     (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

     (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

     (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

     (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The  Registration  Statement shall have become effective under the 1933
Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

     (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

     (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

     (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

     (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

     (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

     (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

     8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

     (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

     (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

     (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

     (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

     8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

     (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

     (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

     (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

     (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                              ARTICLE IX EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                    EVERGREEN VARIABLE ANNUITY TRUST
                                    ON BEHALF OF
                                    EVERGREEN VA BLUE CHIP FUND


                                    By:
                                        ----------------------------------------
                                    Name:
                                    Title:  Authorized Officer


                                    EVERGREEN VARIABLE ANNUITY TRUST
                                    ON BEHALF OF
                                    EVERGREEN VA FUND


                                    By:
                                        ----------------------------------------
                                    Name:
                                    Title:  Authorized Officer

                                                                      EXHIBIT B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 2003, by and between Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen VA Fund series (the "Acquiring Fund"), and Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen VA Masters Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class 1 and Class 2 shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

     WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

               TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE
    FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES
                       AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class 1 and Class 2 shares of the Selling Fund will receive Class 1 and Class 2 shares, respectively, of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about December 8, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at December 31, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 2002 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at December 31, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since December 31, 2002 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                    EVERGREEN VARIABLE ANNUITY TRUST
                                    ON BEHALF OF
                                    EVERGREEN VA MASTERS FUND


                                    By:
                                        --------------------------------------
                                    Name:
                                    Title:  Authorized Officer


                                    EVERGREEN VARIABLE ANNUITY TRUST
                                    ON BEHALF OF
                                    EVERGREEN VA FUND


                                    By:
                                        --------------------------------------
                                    Name:
                                    Title:  Authorized Officer

                                                                      EXHIBIT C

FUND AT A GLANCE        EVERGREEN VA FUND
--------------------------------------------------------------------------------
as of December 31, 2002

"Looking forward, we see a variety of initiatives that provide a foundation for our renewed optimism: improved corporate governance, gradual economic recovery, extraordinarily low interest rates, and President Bush's proposed tax cuts, including the elimination of taxes on dividends."

                                 MANAGEMENT TEAM


                            Maureen E. Cullinane, CFA
                     Large Cap Core Growth Team Lead Manager



                               Timothy E. O'Grady
                         Value Equity Team Lead Manager


                            PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/1996                Class 1*      Class 2
Class Inception Date                              3/1/1996     7/31/2002
------------------------------------------------------------------------
Average Annual Return
------------------------------------------------------------------------
1 year                                             -22.22%      -22.30%
------------------------------------------------------------------------
5 year                                             -5.93%       -5.95%
------------------------------------------------------------------------
Since portfolio inception                           2.20%        2.18%
------------------------------------------------------------------------
12-month income dividends per share**               $0.06        $0.00
------------------------------------------------------------------------

* Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.
** The distributions for Class 2 are for the period from its inception on July 31, 2002, through December 31, 2002.



                                LONG-TERM GROWTH

                               [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Fund Class 1 shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fee for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

All data is as of December 31, 2002, and subject to change.


                                                         4
                                                       ----

PORTFOLIO MANAGER INTERVIEW
--------------------------------------------------------------------------------

How did the fund perform?

The fund's Class 1 shares returned -22.22% for the 12-month period ended December 31, 2002, closely tracking its benchmark and competitive peer group. During the same period, the Russell 1000 Index (Russell 1000) returned -21.65%. During the period, the fund's equity benchmark was changed from the Standard & Poor's 500 Index to the Russell 1000 to more closely reflect the portfolio's multi cap composition. The median return among funds in the Lipper Variable Annuity Large Cap Core Funds Classification was -23.34%. Lipper is an independent monitor of mutual fund performance.

The fund is a "core" fund, emphasizing both growth and value-oriented securities. Consequently, the portfolio is divided evenly into a growth component and a value component, which are managed by our Large Cap Core Growth and Value Equity teams.

What was the investment environment for the 12-month period?

The period reflected the third consecutive year of stock underperformance. Despite signs of an improving economy in the first quarter, the year was characterized by alternating periods of strength and weakness that seemed to hinge on both consumer and business confidence levels. By the end of the second quarter, economic growth had slowed once again. Poor corporate profitability and continued revelations of corporate wrongdoing contributed to the decline in stock prices and bond yields. After hitting bottom in early October, the markets then rallied strongly in October and November after more positive economic reports and another interest rate cut by the Federal Reserve Board. The fourth quarter performance bounce came largely from stocks that had not performed well in the previous three quarters; however, by year-end the markets had given back almost all of the gains of the final quarter.

                            PORTFOLIO CHARACTERISTICS
                               (as of 12/31/2002)

Total Net Assets                            $32,056,197
-------------------------------------------------------
Number of Holdings                                  151
-------------------------------------------------------
P/E Ratio                                         19.8x
-------------------------------------------------------


What factors contributed to performance?

Value stocks outperformed growth stocks for the third consecutive year. Among value stocks, capitalization was a significant factor with small caps outperforming mid caps and mid caps outperforming large caps. The failure of the technology sector to reverse its two prior years of underperformance was an important dynamic. The excess capacity created during the 1990s has yet to be worked out of the system, despite the brief rally in October and November of 2002.

In the fund's growth portfolio, the emphasis on consistent growth companies contributed to performance. Companies with consistent earnings growth fared better than the average stock. A reallocation of fund assets early in the year from technology to consumer cyclical stocks also helped.

What types of investments performed well in the fund?

In the fund's value portfolio, the consumer staples sector was a key beneficiary of capital leaving the information technology and


                                                         5
                                                        ---

PORTFOLIO MANAGER INTERVIEW continued
--------------------------------------------------------------------------------

telecommunication services sectors. Early in the period we significantly overweighted the consumer staples sector compared to the Russell 1000, which positively affected the fund's performance. Companies in this sector are viewed as real businesses compared to the phantom dot.com businesses, and demonstrated both earnings quality and consistency in an environment of earnings unpredictability. Top performers included Proctor & Gamble, Anheuser-Busch, Pepsico and Philip Morris. Early in the period, these companies looked good from both a valuation standpoint and from an earnings consistency standpoint. As the stocks moved from trading at a discount to trading at a premium, we began to trim our positions.

In the growth portfolio, the consumer discretionary sector was the strongest performing area. Low interest rates, moderate inflation, and a surge in mortgage refinancing fueled consumer spending. Media and restaurant stocks, such as Viacom and Starbucks, contributed to the fund's performance. Energy was another area of solid performance in 2002. The price of oil and gas rose throughout the year as a result of Middle East tensions and lean oil and gas inventories. Drilling companies, such as Weatherford International, benefited from increased exploration and greater utilization of drilling rigs.

                                  TOP 5 SECTORS
                   (as a percentage of 12/31/2002 net assets)

Financials                                        19.3%
-------------------------------------------------------
Health Care                                       15.5%
-------------------------------------------------------
Industrials                                       14.7%
-------------------------------------------------------
Information Technology                            13.5%
-------------------------------------------------------
Consumer Discretionary                            10.9%
-------------------------------------------------------


What types of investments detracted from the fund's performance?

In contrast, the consumer discretionary sector represented the greatest area of underperformance in the value portfolio. Three holdings in the cable industry were primarily responsible for the underperformance: Adelphia Communications, Cablevision and AOL Time Warner. Although we expected these defensive companies to perform well because of their stable cash flow, we did not predict the broad discrediting of the highly leveraged business model. In particular, the stock of Adelphia deteriorated after reports of fraudulent business practices surfaced.

In the growth portfolio, technology was the worst performing sector. Having underweighted the sector early in the year, the fund was insulated during most of the downturn. However, fund performance lagged when technology stocks rebounded in the fourth quarter. Healthcare also underperformed for much of the year due to

                                                         6
                                                        ---

PORTFOLIO MANAGER INTERVIEW continued
--------------------------------------------------------------------------------

the fund's greater emphasis on pharmaceutical stocks. While valuations were attractive, few new drug approvals and more generic competition held back the stocks. Device manufacturers, such as Medtronic, St. Jude Medical and Stryker, fared better.

                                 TOP 10 HOLDINGS
                   (as a percentage of 12/31/2002 net assets)

3M Co.                                             2.7%
-------------------------------------------------------
Citigroup, Inc.                                    2.7%
-------------------------------------------------------
Microsoft Corp.                                    2.4%
-------------------------------------------------------
American International Group, Inc.                 2.2%
-------------------------------------------------------
Bank of America Corp.                              1.7%
-------------------------------------------------------
Exxon Mobile Corp.                                 1.7%
-------------------------------------------------------
Deere & Co.                                        1.6%
-------------------------------------------------------
Pharmacia Corp.                                    1.5%
-------------------------------------------------------
Johnson & Johnson Co.                              1.5%
-------------------------------------------------------
Tyco International, Ltd.                           1.5%
-------------------------------------------------------

What is your outlook for the next 12 months?

Looking forward, we see a variety of initiatives that provide a foundation for our renewed optimism: improved corporate governance, gradual economic recovery, extraordinarily low interest rates, and President Bush's proposed tax cuts, including the elimination of taxes on dividends.

After several years of underperformance, we have renewed optimism for growth equities in 2003 because of improving opportunities for earnings growth. Most of the major excesses of the 1990s have been corrected over the past several years. In 2003, we hope to see equity markets rebound and begin to return to historic trendline growth.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                           EVERGREEN VA BLUE CHIP FUND
                                       and
                            EVERGREEN VA MASTERS FUND

                                Each a Series of

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898

                        By and In Exchange For Shares of

                                EVERGREEN VA FUND

                                Also a Series of

                        EVERGREEN VARIABLE ANNUITY TRUST


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen VA Blue Chip Fund ("VA Blue Chip Fund"), and Evergreen VA Masters Fund ("VA Masters Fund"), each a series of Evergreen Variable Annuity Trust, to Evergreen VA Fund ("VA Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for Class 1 and Class 2 shares (to be issued to holders of Class 1 and Class 2 shares, of VA Blue Chip Fund and VA Masters Fund, respectively) of beneficial interest, $0.001 par value per share, of VA Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of the Funds, dated May 1, 2003, as supplemented June 13, 2003;

(2)  Annual Reports of each Fund, dated December 31, 2002;

(3)  Semi-annual reports of each Fund, dated June 30, 2003; and

(4)  Pro Forma Financial Statements as of June 30, 2003.


     After the Mergers, Evergreen VA Fund will be the accounting and performance survivor.

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of VA Blue Chip Fund and VA Masters Fund dated October 24, 2003. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Variable Annuity Trust at the address and phone number set forth above.

       The date of this Statement of Additional Information is October 24, 2003.

Evergreen VA Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
June 30, 2003


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.2%
   Aftermarket Technology Corp. *
   American Axle & Manufacturing Holdings, Inc. *
   Dana Corp.
   Delphi Automotive Systems Corp.
   Johnson Controls, Inc.
   Superior Industries International, Inc.

Automobiles - 0.1%
   Ford Motor Co.
   Harley-Davidson, Inc.

Hotels, Restraurants & Leisure - 1.7%
   Applebee's International, Inc.
   Brinker International, Inc. *
   Carnival Corp.
   CEC Entertainment, Inc.
   Cheesecake Factory, Inc.
   Darden Restaurants, Inc.
   Four Seasons Hotels, Inc.
   GTECH Holdings Corp. *
   Harrah's Entertainment, Inc. *
   International Game Technology, Inc.                    1,100        $    112,563
   Krispy Kreme Doughnuts, Inc. *                                                             1,150        $     47,357
   McDonald's Corp.                                                                           2,425              53,495
   MGM Mirage *
   Outback Steakhouse, Inc.
   P.F. Changs China Bistro, Inc. *
   Panera Bread Co., Class A *
   Royal Caribbean Cruises, Ltd.
   Ruby Tuesday, Inc.
   Starbucks Corp. *                                                                          2,046              50,168
   Starwood Hotels & Resorts, Class B                       491              14,038
   Wendy's International, Inc.
   Wynn Resorts, Ltd. *
   Yum! Brands, Inc. *
                                                                       ------------                        ------------
                                                                            126,601                             151,020
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 16.2%

Auto Components - 0.2%
   Aftermarket Technology Corp. *                           100        $      1,051             100        $      1,051
   American Axle & Manufacturing Holdings, Inc. *           100               2,390             100               2,390
   Dana Corp.                                               500               5,780             500               5,780
   Delphi Automotive Systems Corp.                        1,300              11,219           1,300              11,219
   Johnson Controls, Inc.                                   100               8,560             100               8,560
   Superior Industries International, Inc.                1,550              64,635           1,550              64,635
                                                                       ------------                        ------------
                                                                             93,635                              93,635
                                                                       ------------                        ------------

Automobiles - 0.1%
   Ford Motor Co.                                         2,849              31,311           2,849              31,311
   Harley-Davidson, Inc.                                    400              15,944             400              15,944
                                                                       ------------                        ------------
                                                                             47,255                              47,255
                                                                       ------------                        ------------

Hotels, Restraurants & Leisure - 1.7%
   Applebee's International, Inc.                           150               4,714             150               4,714
   Brinker International, Inc. *                            250               9,005             250               9,005
   Carnival Corp.                                         2,150              69,896           2,150              69,896
   CEC Entertainment, Inc.                                  100               3,693             100               3,693
   Cheesecake Factory, Inc.                                 710              25,482             710              25,482
   Darden Restaurants, Inc.                                 400               7,592             400               7,592
   Four Seasons Hotels, Inc.                                610              26,389             610              26,389
   GTECH Holdings Corp. *                                   400              15,060             400              15,060
   Harrah's Entertainment, Inc. *                         1,190              47,885           1,190              47,885
   International Game Technology, Inc.                                                        1,100             112,563
   Krispy Kreme Doughnuts, Inc. *                                                             1,150              47,357
   McDonald's Corp.                                         227               5,008           2,652              58,503
   MGM Mirage *                                           1,100              37,598           1,100              37,598
   Outback Steakhouse, Inc.                               2,250              87,750           2,250              87,750
   P.F. Changs China Bistro, Inc. *                         100               4,921             100               4,921
   Panera Bread Co., Class A *                            1,846              73,840           1,846              73,840
   Royal Caribbean Cruises, Ltd.                          1,600              37,056           1,600              37,056
   Ruby Tuesday, Inc.                                       300               7,419             300               7,419
   Starbucks Corp. *                                      1,940              47,569           3,986              97,737
   Starwood Hotels & Resorts, Class B                     1,230              35,166           1,721              49,204
   Wendy's International, Inc.                              200               5,794             200               5,794
   Wynn Resorts, Ltd. *                                   5,184              91,705           5,184              91,705
   Yum! Brands, Inc. *                                      400              11,824             400              11,824
                                                                       ------------                        ------------
                                                                            655,366                             932,987
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Household Durables - 1.7%
   American Greetings Corp., Class A *
   Beazer Homes USA, Inc. *
   Black & Decker Corp.                                   5,922             257,311           1,118              48,577
   Centex Corp.                                             784              60,987
   D.R. Horton, Inc.
   Fortune Brands, Inc.
   Furniture Brands International, Inc. *                                                     2,425              63,293
   Harman International Industries, Inc.                  1,500             118,710
   Hovnanian Enterprises, Inc., Class A *
   KB Home
   Lennar Corp.
   Lennar Corp., Class B
   Maytag Corp.
   MDC Holdings, Inc.
   Mohawk Industries, Inc. *
   Newell Rubbermaid, Inc.
   Pulte Homes, Inc.
   Ryland Group, Inc.
   Toll Brothers, Inc. *
                                                                       ------------                        ------------
                                                                            437,008                             111,870
                                                                       ------------                        ------------

Internet & Catalog Retail - 2.3%
   Amazon.com, Inc. *                                     6,600             240,834
   eBay, Inc. *                                           2,500             260,450             394              41,047
   InterActiveCorp *                                     10,600             419,442           2,593             102,605
                                                                       ------------                        ------------
                                                                            920,726                             143,652
                                                                       ------------                        ------------

Leisure Equipment & Products - 0.5%
   Action Performance Companies, Inc.
   Brunswick Corp. *
   Eastman Kodak Co.                                      4,359             119,219
   Hasbro, Inc.
   Mattel, Inc.
   Polaris Industries, Inc.
   The Nautilus Group, Inc.
                                                                       ------------
                                                                            119,219
                                                                       ------------

Media - 4.8%
   AOL Time Warner, Inc. *                                9,840             158,326           4,235              68,141
   Cablevision Systems Corp., Class A *
   Charter Communications, Inc., Class A *
   Clear Channel Communications, Inc. *
   Comcast Corp., Class A *                              11,394             328,489           3,102              93,618
   E.W. Scripps Co., Class A
   Echostar Communications Corp., Class A
   Emmis Communications Corp., Class A *
   Entercom Communications Corp. *
   Getty Images, Inc. *
   Hearst-Argyle Television, Inc. *
   Lamar Advertising Co., Class A *
   Liberty Media Corp., Class A *                        28,073             324,524
   LIN TV Corp., Class A *
   Marvel Enterprises, Inc. *
   McGraw-Hill Companies, Inc.
   Meredith Corp.
   New York Times Co., Class A                            2,221             101,055
   Tribune Co.                                            2,400             115,920           1,970              95,151
   Univision Communications, Inc., Class A *
   Viacom, Inc., Class B *                                                                    1,928              84,177
   Walt Disney Co.                                                                            3,622              71,535
   Westwood One, Inc. *
                                                                       ------------                        ------------
                                                                          1,028,314                             412,622
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Household Durables - 1.7%
   American Greetings Corp., Class A *                      300               5,892             300               5,892
   Beazer Homes USA, Inc. *                                 100               8,350             100               8,350
   Black & Decker Corp.                                                                       7,040             305,888
   Centex Corp.                                             300              23,337           1,084              84,324
   D.R. Horton, Inc.                                        200               5,620             200               5,620
   Fortune Brands, Inc.                                     400              20,880             400              20,880
   Furniture Brands International, Inc. *                   500              13,050           2,925              76,343
   Harman International Industries, Inc.                                                      1,500             118,710
   Hovnanian Enterprises, Inc., Class A *                   100               5,895             100               5,895
   KB Home                                                  400              24,792             400              24,792
   Lennar Corp.                                           1,346              96,239           1,346              96,239
   Lennar Corp., Class B                                    154              10,580             154              10,580
   Maytag Corp.                                             400               9,768             400               9,768
   MDC Holdings, Inc.                                     1,464              70,682           1,464              70,682
   Mohawk Industries, Inc. *                                750              41,647             750              41,647
   Newell Rubbermaid, Inc.                                  300               8,400             300               8,400
   Pulte Homes, Inc.                                        200              12,332             200              12,332
   Ryland Group, Inc.                                       400              27,760             400              27,760
   Toll Brothers, Inc. *                                    300               8,493             300               8,493
                                                                       ------------                        ------------
                                                                            393,717                             942,595
                                                                       ------------                        ------------

Internet & Catalog Retail - 2.3%
   Amazon.com, Inc. *                                     1,196              43,642           7,796             284,476
   eBay, Inc. *                                             818              85,219           3,712             386,716
   InterActiveCorp *                                      2,880             113,962          16,073             636,009
                                                                       ------------                        ------------
                                                                            242,823                           1,307,201
                                                                       ------------                        ------------

Leisure Equipment & Products - 0.5%
   Action Performance Companies, Inc.                       100               1,900             100               1,900
   Brunswick Corp. *                                        400              10,008             400              10,008
   Eastman Kodak Co.                                      2,250              61,537           6,609             180,756
   Hasbro, Inc.                                             700              12,243             700              12,243
   Mattel, Inc.                                           1,680              31,786           1,680              31,786
   Polaris Industries, Inc.                                 850              52,190             850              52,190
   The Nautilus Group, Inc.                                 100               1,240             100               1,240
                                                                       ------------                        ------------
                                                                            170,904                             290,123
                                                                       ------------                        ------------

Media - 4.8%
   AOL Time Warner, Inc. *                                1,600              25,744          15,675             252,211
   Cablevision Systems Corp., Class A *                   1,900              39,444           1,900              39,444
   Charter Communications, Inc., Class A *               11,900              47,243          11,900              47,243
   Clear Channel Communications, Inc. *                   3,400             144,126           3,400             144,126
   Comcast Corp., Class A *                                 544              16,418          15,040             438,525
   E.W. Scripps Co., Class A                                950              84,284             950              84,284
   Echostar Communications Corp., Class A                 3,980             137,788           3,980             137,788
   Emmis Communications Corp., Class A *                  1,850              42,458           1,850              42,458
   Entercom Communications Corp. *                          950              46,559             950              46,559
   Getty Images, Inc. *                                     500              20,650             500              20,650
   Hearst-Argyle Television, Inc. *                       1,330              34,447           1,330              34,447
   Lamar Advertising Co., Class A *                       3,050             107,390           3,050             107,390
   Liberty Media Corp., Class A *                                                            28,073             324,524
   LIN TV Corp., Class A *                                  400               9,420             400               9,420
   Marvel Enterprises, Inc. *                               200               3,820             200               3,820
   McGraw-Hill Companies, Inc.                            1,220              75,640           1,220              75,640
   Meredith Corp.                                           850              37,400             850              37,400
   New York Times Co., Class A                              440              20,020           2,661             121,075
   Tribune Co.                                            1,000              48,300           5,370             259,371
   Univision Communications, Inc., Class A *              1,480              44,992           1,480              44,992
   Viacom, Inc., Class B *                                3,760             164,162           5,688             248,339
   Walt Disney Co.                                        3,511              69,342           7,133             140,877
   Westwood One, Inc. *                                   2,010              68,199           2,010              68,199
                                                                       ------------                        ------------
                                                                          1,287,846                           2,728,782
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Multi-line Retail - 0.5%
   Big Lots, Inc. *
   Dollar General Corp.                                   3,000              54,780
   Dollar Tree Stores, Inc. *
   Family Dollar Stores, Inc.
   Kohl's Corp. *                                                                               571              29,338
   May Department Stores Co.
   Target Corp.                                                                               1,905              72,085
                                                                       ------------                        ------------
                                                                             54,780                             101,423
                                                                       ------------                        ------------

Specialty Retail - 3.9%
   Abercrombie & Fitch Co., Class A *                                                         1,713              48,666
   Advance Auto Parts, Inc.
   Ann Taylor Stores Corp. *
   Autozone, Inc. *
   Barnes & Noble, Inc. *                                 2,588              59,653
   Bed Bath & Beyond, Inc. *                              5,000             194,050
   Best Buy Co., Inc. *                                   3,500             153,720           1,356              59,556
   Borders Group, Inc. *
   Chico's FAS, Inc. *
   Christopher & Banks Corp. *
   Circuit City Stores, Inc.
   Foot Locker, Inc.
   Gap, Inc.
   Home Depot, Inc.                                       5,500             182,160           2,143              70,976
   Hot Topic, Inc. *
   Lowe's Companies, Inc.                                                                     2,396             102,908
   Michaels Stores, Inc.
   Office Depot, Inc. *
   Pacific Sunwear of California, Inc. *
   Payless ShoeSource, Inc. *
   PETsMART, Inc.
   Pier 1 Imports, Inc.
   RadioShack Corp.
   Ross Stores, Inc.
   Sherwin-Williams Co.
   Staples, Inc. *                                                                            3,487              63,987
   Talbots, Inc.
   Tiffany & Co.
   TJX Companies, Inc.
   Weight Watchers International, Inc.
   Williams-Sonoma, Inc. *
                                                                       ------------                        ------------
                                                                            589,583                             346,093
                                                                       ------------                        ------------

Textiles, Apparel & Luxury Goods - 0.5%
   Coach, Inc. *                                          1,200              59,688
   Columbia Sportswear Co. *
   Jones Apparel Group, Inc. *                            2,037              59,603
   Liz Claiborne, Inc.                                      394              13,888
   Nike, Inc., Class B                                                                        1,309              70,018
   Tommy Hilfiger Corp.
                                                                       ------------                        ------------
                                                                            133,179                              70,018
                                                                       ------------                        ------------

CONSUMER STAPLES - 6.8%

Beverages - 1.7%
   Anheuser-Busch Companies, Inc.                         1,627              83,058             689              35,173
   Coca-Cola Co.                                          4,000             185,640           2,733             126,839
   Coca-Cola Enterprises, Inc.
   Pepsi Bottling Group, Inc.                                                                 2,450              49,049
   PepsiCo, Inc.                                          3,853             171,459           1,523              67,773
                                                                       ------------                        ------------
                                                                            440,157                             278,834
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Multi-line Retail - 0.5%
   Big Lots, Inc. *                                         200               3,008             200               3,008
   Dollar General Corp.                                     400               7,304           3,400              62,084
   Dollar Tree Stores, Inc. *                               200               6,346             200               6,346
   Family Dollar Stores, Inc.                             1,520              57,988           1,520              57,988
   Kohl's Corp. *                                           900              46,242           1,471              75,580
   May Department Stores Co.                                100               2,226             100               2,226
   Target Corp.                                                                               1,905              72,085
                                                                       ------------                        ------------
                                                                            123,114                             279,317
                                                                       ------------                        ------------

Specialty Retail - 3.9%
   Abercrombie & Fitch Co., Class A *                       500              14,205           2,213              62,871
   Advance Auto Parts, Inc.                                 100               6,090             100               6,090
   Ann Taylor Stores Corp. *                                500              14,475             500              14,475
   Autozone, Inc. *                                         400              30,388             400              30,388
   Barnes & Noble, Inc. *                                                                     2,588              59,653
   Bed Bath & Beyond, Inc. *                                200               7,762           5,200             201,812
   Best Buy Co., Inc. *                                   1,166              51,211           6,022             264,487
   Borders Group, Inc. *                                  4,700              82,767           4,700              82,767
   Chico's FAS, Inc. *                                    3,600              75,780           3,600              75,780
   Christopher & Banks Corp. *                              200               7,398             200               7,398
   Circuit City Stores, Inc.                              4,100              36,080           4,100              36,080
   Foot Locker, Inc.                                        200               2,650             200               2,650
   Gap, Inc.                                              1,400              26,264           1,400              26,264
   Home Depot, Inc.                                       1,250              41,400           8,893             294,536
   Hot Topic, Inc. *                                        150               4,036             150               4,036
   Lowe's Companies, Inc.                                 2,518             108,148           4,914             211,056
   Michaels Stores, Inc.                                    800              30,448             800              30,448
   Office Depot, Inc. *                                   3,690              53,542           3,690              53,542
   Pacific Sunwear of California, Inc. *                    200               4,818             200               4,818
   Payless ShoeSource, Inc. *                             3,450              43,125           3,450              43,125
   PETsMART, Inc.                                         3,070              51,177           3,070              51,177
   Pier 1 Imports, Inc.                                     400               8,160             400               8,160
   RadioShack Corp.                                         400              10,524             400              10,524
   Ross Stores, Inc.                                        500              21,370             500              21,370
   Sherwin-Williams Co.                                     200               5,376             200               5,376
   Staples, Inc. *                                        3,450              63,307           6,937             127,294
   Talbots, Inc.                                          2,580              75,981           2,580              75,981
   Tiffany & Co.                                          5,748             187,845           5,748             187,845
   TJX Companies, Inc.                                    3,600              67,824           3,600              67,824
   Weight Watchers International, Inc.                    1,700              77,333           1,700              77,333
   Williams-Sonoma, Inc. *                                2,600              75,920           2,600              75,920
                                                                       ------------                        ------------
                                                                          1,285,404                           2,221,080
                                                                       ------------                        ------------

Textiles, Apparel & Luxury Goods - 0.5%
   Coach, Inc. *                                            300              14,922           1,500              74,610
   Columbia Sportswear Co. *                                100               5,141             100               5,141
   Jones Apparel Group, Inc. *                              700              20,482           2,737              80,085
   Liz Claiborne, Inc.                                      400              14,100             794              27,988
   Nike, Inc., Class B                                                                        1,309              70,018
   Tommy Hilfiger Corp.                                     100                 924             100                 924
                                                                       ------------                        ------------
                                                                             55,569                             258,766
                                                                       ------------                        ------------

CONSUMER STAPLES - 6.8%

Beverages - 1.7%
   Anheuser-Busch Companies, Inc.                         2,548             130,075           4,864             248,306
   Coca-Cola Co.                                          1,100              51,051           7,833             363,530
   Coca-Cola Enterprises, Inc.                              400               7,260             400               7,260
   Pepsi Bottling Group, Inc.                                                                 2,450              49,049
   PepsiCo, Inc.                                          1,030              45,835           6,406             285,067
                                                                       ------------                        ------------
                                                                            234,221                             953,212
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Food & Staples Retailing - 1.5%
   Albertsons, Inc.
   CVS Corp.                                                                                  1,275              35,738
   Kroger Co. *
   Safeway, Inc. *
   Wal-Mart Stores, Inc.                                  6,200             332,754           3,761             201,853
   Whole Foods Market, Inc.
   Winn-Dixie Stores, Inc.
                                                                       ------------                        ------------
                                                                            332,754                             237,591
                                                                       ------------                        ------------

Food Products - 1.2%
   Bob Evans Farms, Inc.
   Campbell Soup Co.
   ConAgra, Inc.                                          1,849              43,636
   Dean Foods Co. *
   Del Monte Foods Co. *
   Fresh Del Monte Produce, Inc.
   Hershey Foods Corp.
   Kellogg Co.                                            2,883              99,089
   Kraft Foods, Inc., Class A
   McCormick & Co., Inc.                                  4,200             114,240
   Sara Lee Corp.
   W.M. Wrigley Junior Co.
                                                                       ------------
                                                                            256,965
                                                                       ------------

Household Products - 1.5%
   Clorox Co.
   Colgate-Palmolive Co.
   Dial Corp.                                             2,598              50,531
   Energizer Holdings, Inc. *
   Kimberly-Clark Corp.                                   2,315             120,704
   Procter & Gamble Co.                                   2,286             203,866           1,426             127,171
                                                                       ------------                        ------------
                                                                            375,101                             127,171
                                                                       ------------                        ------------

Personal Products - 0.2%
   Avon Products, Inc.                                      435              27,057             589              36,636
   Estee Lauder Companies, Inc., Class A                                                      1,375              46,104
   Gillette Co.
                                                                       ------------                        ------------
                                                                             27,057                              82,740
                                                                       ------------                        ------------

Tobacco - 0.7%
   Altria Group, Inc.                                     4,843             220,066           1,175              53,392
   Loews Corp. - Carolina Group
                                                                       ------------                        ------------
                                                                            220,066                              53,392
                                                                       ------------                        ------------




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Food & Staples Retailing - 1.5%
   Albertsons, Inc.                                         600              11,520             600              11,520
   CVS Corp.                                                600              16,818           1,875              52,556
   Kroger Co. *                                             800              13,344             800              13,344
   Safeway, Inc. *                                          200               4,092             200               4,092
   Wal-Mart Stores, Inc.                                  4,149             222,677          14,110             757,284
   Whole Foods Market, Inc.                                 100               4,753             100               4,753
   Winn-Dixie Stores, Inc.                                  300               3,693             300               3,693
                                                                       ------------                        ------------
                                                                            276,897                             847,242
                                                                       ------------                        ------------

Food Products - 1.2%
   Bob Evans Farms, Inc.                                  1,550              42,827           1,550              42,827
   Campbell Soup Co.                                      1,200              29,400           1,200              29,400
   ConAgra, Inc.                                          2,250              53,100           4,099              96,736
   Dean Foods Co. *                                         300               9,450             300               9,450
   Del Monte Foods Co. *                                    100                 884             100                 884
   Fresh Del Monte Produce, Inc.                            100               2,569             100               2,569
   Hershey Foods Corp.                                    1,600             111,456           1,600             111,456
   Kellogg Co.                                              400              13,748           3,283             112,837
   Kraft Foods, Inc., Class A                               400              13,020             400              13,020
   McCormick & Co., Inc.                                  1,450              39,440           5,650             153,680
   Sara Lee Corp.                                         4,450              83,704           4,450              83,704
   W.M. Wrigley Junior Co.                                  300              16,869             300              16,869
                                                                       ------------                        ------------
                                                                            416,467                             673,432
                                                                       ------------                        ------------

Household Products - 1.5%
   Clorox Co.                                               500              21,325             500              21,325
   Colgate-Palmolive Co.                                    600              34,770             600              34,770
   Dial Corp.                                               300               5,835           2,898              56,366
   Energizer Holdings, Inc. *                               910              28,574             910              28,574
   Kimberly-Clark Corp.                                                                       2,315             120,704
   Procter & Gamble Co.                                   2,528             225,447           6,240             556,484
                                                                       ------------                        ------------
                                                                            315,951                             818,223
                                                                       ------------                        ------------

Personal Products - 0.2%
   Avon Products, Inc.                                      100               6,220           1,124              69,913
   Estee Lauder Companies, Inc., Class A                    200               6,706           1,575              52,810
   Gillette Co.                                             400              12,744             400              12,744
                                                                       ------------                        ------------
                                                                             25,670                             135,467
                                                                       ------------                        ------------

Tobacco - 0.7%
   Altria Group, Inc.                                     1,100              49,983           7,118             323,441
   Loews Corp. - Carolina Group                           2,500              67,500           2,500              67,500
                                                                       ------------                        ------------
                                                                            117,483                             390,941
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

ENERGY - 7.5%

Energy Equipment & Services - 1.4%
   Baker Hughes, Inc.
   BJ Services Co. *
   Cooper Cameron Corp. *                                 1,689              85,092
   ENSCO International, Inc.                              2,650              71,285
   GlobalSantaFe Corp.
   Halliburton Co.                                        2,436              56,028
   Kinder Morgan Management, LLC *
   Nabors Industries, Ltd. *                              1,324              52,364
   Noble Corp. *                                          1,813              62,186
   Noble Energy, Inc.
   Rowan Co., Inc.                                                                            1,479              33,130
   Smith International, Inc. *
   Weatherford International, Ltd. *                                                          2,296              96,202
                                                                       ------------                        ------------
                                                                            326,955                             129,332
                                                                       ------------                        ------------

Oil & Gas - 6.1%
   Amerada Hess Corp.
   Anadarko Petroleum Corp.                               1,720              76,488
   Apache Corp.                                           3,720             242,023           2,172             141,310
   Baytex Energy, Ltd. *
   Burlington Resources, Inc.                             1,323              71,535
   Canadian Natural Resources, Ltd.
   Chesapeake Energy Corp.
   ChevronTexaco Corp.                                    1,466             105,845
   Cimarex Energy Co. *
   Compton Petroleum Corp. *
   ConocoPhillips                                         2,093             114,696           1,785              97,818
   Devon Energy Corp.                                     6,136             327,662           3,001             160,253
   EOG Resources, Inc.
   Esprit Exploration Ltd.
   Exxon Mobil Corp.                                      7,159             257,080           5,425             194,812
   Frontier Oil Corp.
   Kerr-McGee Corp.
   Marathon Oil Corp.
   Murphy Oil Corp.
   Newfield Exploration Co. *
   Occidental Petroleum Corp.                             5,781             193,953           2,271              76,192
   Paramount Energy Trust
   Paramount Resources, Ltd. *
   Pioneer Natural Resources Co. *
   Pogo Producing Co.
   Sunoco, Inc.
   Talisman Energy, Inc.
   Teekay Shipping Corp.
   Tom Brown, Inc. *
   Unocal Corp.
   Valero Energy Corp.                                    2,214              80,435
   XTO Energy, Inc.                                       8,304             166,993
                                                                       ------------                        ------------
                                                                          1,636,710                             670,385
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

ENERGY - 7.5%

Energy Equipment & Services - 1.4%
   Baker Hughes, Inc.                                     1,400              46,998           1,400              46,998
   BJ Services Co. *                                      1,800              67,248           1,800              67,248
   Cooper Cameron Corp. *                                   860              43,327           2,549             128,419
   ENSCO International, Inc.                                                                  2,650              71,285
   GlobalSantaFe Corp.                                    1,800              42,012           1,800              42,012
   Halliburton Co.                                                                            2,436              56,028
   Kinder Morgan Management, LLC *                          210               7,867             210               7,867
   Nabors Industries, Ltd. *                                                                  1,324              52,364
   Noble Corp. *                                            130               4,459           1,943              66,645
   Noble Energy, Inc.                                       100               3,780             100               3,780
   Rowan Co., Inc.                                                                            1,479              33,130
   Smith International, Inc. *                              900              33,066             900              33,066
   Weatherford International, Ltd. *                      2,270              95,113           4,566             191,315
                                                                       ------------                        ------------
                                                                            343,870                             800,157
                                                                       ------------                        ------------

Oil & Gas - 6.1%
   Amerada Hess Corp.                                       100               4,918             100               4,918
   Anadarko Petroleum Corp.                                 300              13,341           2,020              89,829
   Apache Corp.                                           2,005             130,445           7,897             513,778
   Baytex Energy, Ltd. *                                    600               5,023             600               5,023
   Burlington Resources, Inc.                               500              27,035           1,823              98,570
   Canadian Natural Resources, Ltd.                         826              32,747             826              32,747
   Chesapeake Energy Corp.                                9,950             100,495           9,950             100,495
   ChevronTexaco Corp.                                      547              39,493           2,013             145,338
   Cimarex Energy Co. *                                      53               1,259              53               1,259
   Compton Petroleum Corp. *                              1,300               5,638           1,300               5,638
   ConocoPhillips                                           200              10,960           4,078             223,474
   Devon Energy Corp.                                     3,454             184,444          12,591             672,359
   EOG Resources, Inc.                                      400              16,736             400              16,736
   Esprit Exploration Ltd.                                2,900               5,134           2,900               5,134
   Exxon Mobil Corp.                                      7,110             255,320          19,694             707,212
   Frontier Oil Corp.                                     1,200              18,240           1,200              18,240
   Kerr-McGee Corp.                                         100               4,480             100               4,480
   Marathon Oil Corp.                                       200               5,270             200               5,270
   Murphy Oil Corp.                                       2,050             107,830           2,050             107,830
   Newfield Exploration Co. *                               100               3,755             100               3,755
   Occidental Petroleum Corp.                               700              23,485           8,752             293,630
   Paramount Energy Trust                                   656               4,161             656               4,161
   Paramount Resources, Ltd. *                            1,000               6,823           1,000               6,823
   Pioneer Natural Resources Co. *                          200               5,220             200               5,220
   Pogo Producing Co.                                       100               4,275             100               4,275
   Sunoco, Inc.                                             100               3,774             100               3,774
   Talisman Energy, Inc.                                    400              18,145             400              18,145
   Teekay Shipping Corp.                                    100               4,290             100               4,290
   Tom Brown, Inc. *                                        700              19,453             700              19,453
   Unocal Corp.                                             200               5,738             200               5,738
   Valero Energy Corp.                                      100               3,633           2,314              84,068
   XTO Energy, Inc.                                       2,733              54,961          11,037             221,954
                                                                       ------------                        ------------
                                                                          1,126,521                           3,433,616
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

FINANCIALS - 17.5%

Capital Markets - 3.6%
   Affiliated Managers Group, Inc. *
   American Capital Strategies, Ltd.
   Ameritrade Holding Corp. *
   Bank of New York Co., Inc.                               644              18,515
   Bear Stearns Companies, Inc.
   Charles Schwab Corp.                                                                       3,212              32,409
   E*Trade Group, Inc. *
   Goldman Sachs Group, Inc.
   Investors Financial Services Corp.
   J.P. Morgan Chase & Co.                               11,533             394,198           4,046             138,292
   Legg Mason, Inc.
   Lehman Brothers Holdings, Inc.
   Mellon Financial Corp.
   Merrill Lynch & Co., Inc.                              5,883             274,619           2,260             105,497
   Morgan Stanley                                         3,821             163,348             686              29,327
   SEI Investments Co.
   State Street Corp.                                     1,816              71,550
   T. Rowe Price Group, Inc.
   Waddell & Reed Financial, Inc., Class A
                                                                       ------------                        ------------
                                                                            922,230                             305,525
                                                                       ------------                        ------------

Commercial Banks - 4.9%
   AmSouth Bancorp
   Bank of America Corp.                                  5,975             472,204           1,817             143,598
   Bank One Corp.                                         4,171             155,078
   Charter One Financial, Inc.                                                                3,669             114,399
   Colonial BancGroup, Inc.
   Compass Bancshares, Inc.
   Dime Bancorp, Inc. *
   First Tennessee National Corp.                         3,199             140,468
   FleetBoston Financial Corp.                                                                2,380              70,710
   Greater Bay Bancorp
   Hibernia Corp., Class A                                2,658              48,269
   KeyCorp
   National City Corp.
   North Fork Bancorp, Inc.
   PNC Financial Services Group                             325              15,863
   Regions Financial Corp.
   SouthTrust Corp.
   SunTrust Banks, Inc.
   U.S. Bancorp                                          10,051             246,250           3,593              88,029
   Union Planters Corp.
   UnionBancal Corp.
   Wells Fargo & Co.                                      6,839             344,686           1,713              86,335
                                                                       ------------                        ------------
                                                                          1,422,818                             503,071
                                                                       ------------                        ------------

Consumer Finance - 1.3%
   American Express Co.                                   7,303             305,338           2,569             107,410
   Capital One Financial Corp.                                                                  625              30,737
   MBNA Corp.
   SLM Corp.
                                                                       ------------                        ------------
                                                                            305,338                             138,147
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

FINANCIALS - 17.5%

Capital Markets - 3.6%
   Affiliated Managers Group, Inc. *                        400              24,380             400              24,380
   American Capital Strategies, Ltd.                      2,850              71,079           2,850              71,079
   Ameritrade Holding Corp. *                             3,000              22,230           3,000              22,230
   Bank of New York Co., Inc.                                                                   644              18,515
   Bear Stearns Companies, Inc.                           1,850             133,977           1,850             133,977
   Charles Schwab Corp.                                   6,150              62,053           9,362              94,462
   E*Trade Group, Inc. *                                  1,600              13,600           1,600              13,600
   Goldman Sachs Group, Inc.                                909              76,129             909              76,129
   Investors Financial Services Corp.                     5,530             160,425           5,530             160,425
   J.P. Morgan Chase & Co.                                  400              13,672          15,979             546,162
   Legg Mason, Inc.                                         410              26,629             410              26,629
   Lehman Brothers Holdings, Inc.                         1,504              99,986           1,504              99,986
   Mellon Financial Corp.                                   800              22,200             800              22,200
   Merrill Lynch & Co., Inc.                                                                  8,143             380,116
   Morgan Stanley                                           500              21,375           5,007             214,050
   SEI Investments Co.                                    1,350              43,200           1,350              43,200
   State Street Corp.                                                                         1,816              71,550
   T. Rowe Price Group, Inc.                                410              15,478             410              15,478
   Waddell & Reed Financial, Inc., Class A                  500              12,835             500              12,835
                                                                       ------------                        ------------
                                                                            819,248                           2,047,003
                                                                       ------------                        ------------

Commercial Banks - 4.9%
   AmSouth Bancorp                                        2,550              55,692           2,550              55,692
   Bank of America Corp.                                  1,400             110,642           9,192             726,444
   Bank One Corp.                                         1,400              52,052           5,571             207,130
   Charter One Financial, Inc.                            2,958              92,230           6,627             206,629
   Colonial BancGroup, Inc.                               3,600              49,932           3,600              49,932
   Compass Bancshares, Inc.                                 100               3,493             100               3,493
   Dime Bancorp, Inc. *                                     200                  30             200                  30
   First Tennessee National Corp.                           200               8,782           3,399             149,250
   FleetBoston Financial Corp.                                                                2,380              70,710
   Greater Bay Bancorp                                    3,600              73,944           3,600              73,944
   Hibernia Corp., Class A                                  200               3,632           2,858              51,901
   KeyCorp                                                  900              22,743             900              22,743
   National City Corp.                                      800              26,168             800              26,168
   North Fork Bancorp, Inc.                               2,710              92,303           2,710              92,303
   PNC Financial Services Group                                                                 325              15,863
   Regions Financial Corp.                                  100               3,378             100               3,378
   SouthTrust Corp.                                       3,900             106,080           3,900             106,080
   SunTrust Banks, Inc.                                     300              17,802             300              17,802
   U.S. Bancorp                                             927              22,711          14,571             356,990
   Union Planters Corp.                                     100               3,103             100               3,103
   UnionBancal Corp.                                        200               8,274             200               8,274
   Wells Fargo & Co.                                      1,500              75,600          10,052             506,621
                                                                       ------------                        ------------
                                                                            828,591                           2,754,480
                                                                       ------------                        ------------

Consumer Finance - 1.3%
   American Express Co.                                     300              12,543          10,172             425,291
   Capital One Financial Corp.                                                                  625              30,737
   MBNA Corp.                                               500              10,420             500              10,420
   SLM Corp.                                              6,228             243,951           6,228             243,951
                                                                       ------------                        ------------
                                                                            266,914                             710,399
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Diversified Financial Services - 2.5%
   Citigroup, Inc.                                       16,301             697,683           7,020             300,456
   GATX Corp.
   Household International, Inc.
   Moody's Corp.
   New Century Financial Corp.
   Principal Financial Group
                                                                       ------------                        ------------
                                                                            697,683                             300,456
                                                                       ------------                        ------------

Insurance - 3.1%
   Ace, Ltd.                                                                                  1,150              39,434
   AFLAC, Inc.
   Allstate Corp.                                         4,051             144,418
   AMBAC Financial Group, Inc.
   American International Group, Inc.                     2,944             162,450           2,286             126,141
   Arthur J. Gallagher & Co.
   Cincinnati Financial Corp.
   CNA Surety Corp.
   Everest Reinsurance Group, Ltd.
   Fidelity National Financial, Inc.
   Hartford Financial Services Group, Inc.                2,300             115,828           1,083              54,540
   John Hancock Financial Services, Inc.
   Lincoln National Corp.
   Loews Corp.
   Marsh & McLennan Co.                                     229              11,695
   MBIA, Inc.                                               293              14,284
   MetLife, Inc.                                                                              1,428              40,441
   Nationwide Financial Services, Inc., Class A
   Progressive Corp.
   Prudential Financial, Inc.
   RenaissanceRe Holdings, Ltd.
   SAFECO Corp.
   Travelers Property Casualty Corp., Class A
   Travelers Property Casualty Corp., Class B                                                 3,735              58,901
   Willis Group Holdings, Ltd.
   XL Capital, Ltd., Class A                              1,200              99,600             880              73,040
                                                                       ------------                        ------------
                                                                            548,275                             392,497
                                                                       ------------                        ------------

Real Estate - 0.0%
   The St. Joe Co.


Thrifts & Mortgage Finance - 2.1%
   Astoria Financial Corp.
   Countrywide Financial Corp.                                                                  571              39,724
   Doral Financial Corp.
   Fannie Mae                                             1,834             123,685           1,511             101,902
   Freddie Mac                                            1,864              94,635
   Golden West Financial Corp.
   Greenpoint Financial Corp.
   New York Community Bancorp, Inc.
   PMI Group, Inc.
   Sovereign Bancorp, Inc.                                5,952              93,149
   Washington Mutual, Inc.                                4,757             196,464
                                                                       ------------                        ------------
                                                                            507,933                             141,626
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Diversified Financial Services - 2.5%
   Citigroup, Inc.                                        8,450             361,660          31,771           1,359,799
   GATX Corp.                                             1,750              28,613           1,750              28,613
   Household International, Inc.                            600              18,974             600              18,974
   Moody's Corp.                                            100               5,271             100               5,271
   New Century Financial Corp.                              100               4,365             100               4,365
   Principal Financial Group                                500              16,125             500              16,125
                                                                       ------------                        ------------
                                                                            435,008                           1,433,147
                                                                       ------------                        ------------

Insurance - 3.1%
   Ace, Ltd.                                              3,050             104,585           4,200             144,019
   AFLAC, Inc.                                              700              21,525             700              21,525
   Allstate Corp.                                         1,000              35,650           5,051             180,068
   AMBAC Financial Group, Inc.                            1,425              94,406           1,425              94,406
   American International Group, Inc.                     1,071              59,098           6,301             347,689
   Arthur J. Gallagher & Co.                                930              25,296             930              25,296
   Cincinnati Financial Corp.                               100               3,709             100               3,709
   CNA Surety Corp.                                      11,750             115,737          11,750             115,737
   Everest Reinsurance Group, Ltd.                        1,250              95,625           1,250              95,625
   Fidelity National Financial, Inc.                        881              27,100             881              27,100
   Hartford Financial Services Group, Inc.                                                    3,383             170,368
   John Hancock Financial Services, Inc.                    800              24,584             800              24,584
   Lincoln National Corp.                                   100               3,563             100               3,563
   Loews Corp.                                              500              23,645             500              23,645
   Marsh & McLennan Co.                                     100               5,107             329              16,802
   MBIA, Inc.                                                                                   293              14,284
   MetLife, Inc.                                            400              11,328           1,828              51,769
   Nationwide Financial Services, Inc., Class A             100               3,250             100               3,250
   Progressive Corp.                                        400              29,240             400              29,240
   Prudential Financial, Inc.                               100               3,365             100               3,365
   RenaissanceRe Holdings, Ltd.                             200               9,104             200               9,104
   SAFECO Corp.                                             200               7,056             200               7,056
   Travelers Property Casualty Corp., Class A               208               3,307             208               3,307
   Travelers Property Casualty Corp., Class B                                                 3,735              58,901
   Willis Group Holdings, Ltd.                            1,020              31,365           1,020              31,365
   XL Capital, Ltd., Class A                                540              44,820           2,620             217,460
                                                                       ------------                        ------------
                                                                            782,465                           1,723,237
                                                                       ------------                        ------------

Real Estate - 0.0%
   The St. Joe Co.                                          100               3,120             100               3,120
                                                                       ------------                        ------------

Thrifts & Mortgage Finance - 2.1%
   Astoria Financial Corp.                                  100               2,793             100               2,793
   Countrywide Financial Corp.                              500              34,785           1,071              74,509
   Doral Financial Corp.                                    150               6,697             150               6,697
   Fannie Mae                                             3,274             220,799           6,619             446,386
   Freddie Mac                                              500              25,385           2,364             120,020
   Golden West Financial Corp.                              400              32,004             400              32,004
   Greenpoint Financial Corp.                               100               5,094             100               5,094
   New York Community Bancorp, Inc.                       2,966              86,281           2,966              86,281
   PMI Group, Inc.                                        2,700              72,468           2,700              72,468
   Sovereign Bancorp, Inc.                                  500               7,825           6,452             100,974
   Washington Mutual, Inc.                                  500              20,650           5,257             217,114
                                                                       ------------                        ------------
                                                                            514,781                           1,164,340
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

HEALTH CARE - 16.6%

Biotechnology - 3.0%
   Affymetrix, Inc.
   Amgen, Inc. *                                          3,400             225,896           2,189             145,437
   Applera Corp.
   Biogen, Inc. *
   Celgene Corp. *
   Genentech, Inc. *                                      1,800             129,816             174              12,549
   Genzyme Corp. *
   Gilead Sciences, Inc. *                                2,000             111,160
   ICOS Corp. *
   IDEC Pharmaceuticals Corp. *                           1,700              57,800             625              21,250
   ImClone Systems, Inc. *
   Invitrogen Corp. *
   MedImmune, Inc. *                                      2,800             101,836
                                                                       ------------                        ------------
                                                                            626,508                             179,236
                                                                       ------------                        ------------

Health Care Equipment & Supplies - 3.3%
   Apogent Technology, Inc. *
   Bausch & Lomb, Inc.
   Becton Dickinson & Co.                                 2,656             103,186
   Boston Scientific Corp. *                              2,800             171,080             950              58,045
   C.R. Bard, Inc.
   Cooper Companies, Inc.
   Cytyc Corp.
   DENTSPLY International, Inc.
   Guidant Corp.                                          2,000              88,780             606              26,900
   Medtronic, Inc.                                        6,624             317,753           1,832              87,881
   Millipore Corp. *
   Saint Jude Medical, Inc. *                             2,500             143,750             550              31,625
   Stryker Corp.                                          2,100             145,677
   VISX, Inc. *
   Zimmer Holdings, Inc. *
                                                                       ------------                        ------------
                                                                            970,226                             204,451
                                                                       ------------                        ------------

Health Care Providers & Services - 3.2%
   Aetna, Inc.                                                                                  677              40,755
   AmerisourceBergen Corp.                                2,000             138,700             642              44,523
   Anthem, Inc. *                                         1,137              87,719             973              75,067
   Apria Healthcare Group, Inc. *
   Caremark Rx, Inc. *                                    2,400              61,632
   CIGNA Corp.
   Covance, Inc. *
   Coventry Health Care, Inc. *
   Davita, Inc.
   Express Scripts, Inc., Class A
   First Health Group Corp.
   HCA-The Healthcare Corp.
   Health Management Associates, Inc., Class A
   HealthNet, Inc., Class A *
   IMS Health, Inc.
   Laboratory Corp. *
   Lincare Holdings, Inc.
   Manor Care, Inc. *
   McKesson Corp.
   Mid Atlantic Medical Services, Inc. *
   Oxford Health Plans, Inc.
   Pediatrix Medical Group, Inc. *
   Per-Se Technologies, Inc. *
   Quest Diagnostics, Inc. *
   Tenet Healthcare Corp. *                                 380               4,427
   UnitedHealth Group, Inc.                               4,600             231,150
   Universal Health Services, Inc., Class B *
   WebMD Corp. *
   Wellpoint Health Networks, Inc., Class A *
                                                                       ------------                        ------------
                                                                            523,628                             160,345
                                                                       ------------                        ------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

HEALTH CARE - 16.6%

Biotechnology - 3.0%
   Affymetrix, Inc.                                         400               7,884             400               7,884
   Amgen, Inc. *                                          3,123             207,492           8,712             578,825
   Applera Corp.                                            100               1,903             100               1,903
   Biogen, Inc. *                                           710              26,980             710              26,980
   Celgene Corp. *                                          790              24,016             790              24,016
   Genentech, Inc. *                                      3,368             242,900           5,342             385,265
   Genzyme Corp. *                                        1,860              77,748           1,860              77,748
   Gilead Sciences, Inc. *                                  610              33,904           2,610             145,064
   ICOS Corp. *                                             410              15,067             410              15,067
   IDEC Pharmaceuticals Corp. *                           2,065              70,210           4,390             149,260
   ImClone Systems, Inc. *                                1,400              44,268           1,400              44,268
   Invitrogen Corp. *                                     1,200              46,044           1,200              46,044
   MedImmune, Inc. *                                      1,680              61,102           4,480             162,938
                                                                       ------------                        ------------
                                                                            859,518                           1,665,262
                                                                       ------------                        ------------

Health Care Equipment & Supplies - 3.3%
   Apogent Technology, Inc. *                             1,200              24,000           1,200              24,000
   Bausch & Lomb, Inc.                                      100               3,750             100               3,750
   Becton Dickinson & Co.                                   500              19,425           3,156             122,611
   Boston Scientific Corp. *                                379              23,157           4,129             252,282
   C.R. Bard, Inc.                                          850              60,614             850              60,614
   Cooper Companies, Inc.                                   200               6,954             200               6,954
   Cytyc Corp.                                            6,050              63,646           6,050              63,646
   DENTSPLY International, Inc.                           2,120              86,708           2,120              86,708
   Guidant Corp.                                          1,370              60,814           3,976             176,494
   Medtronic, Inc.                                          900              43,173           9,356             448,807
   Millipore Corp. *                                      2,240              99,389           2,240              99,389
   Saint Jude Medical, Inc. *                               200              11,500           3,250             186,875
   Stryker Corp.                                            300              20,811           2,400             166,488
   VISX, Inc. *                                             300               5,205             300               5,205
   Zimmer Holdings, Inc. *                                3,641             164,027           3,641             164,027
                                                                       ------------                        ------------
                                                                            693,173                           1,867,850
                                                                       ------------                        ------------

Health Care Providers & Services - 3.2%
   Aetna, Inc.                                              400              24,080           1,077              64,835
   AmerisourceBergen Corp.                                  710              49,239           3,352             232,462
   Anthem, Inc. *                                         1,950             150,442           4,060             313,228
   Apria Healthcare Group, Inc. *                           100               2,488             100               2,488
   Caremark Rx, Inc. *                                    5,382             138,210           7,782             199,842
   CIGNA Corp.                                              100               4,694             100               4,694
   Covance, Inc. *                                          200               3,620             200               3,620
   Coventry Health Care, Inc. *                             100               4,616             100               4,616
   Davita, Inc.                                             100               2,678             100               2,678
   Express Scripts, Inc., Class A                           100               6,832             100               6,832
   First Health Group Corp.                                 100               2,760             100               2,760
   HCA-The Healthcare Corp.                                 900              28,836             900              28,836
   Health Management Associates, Inc., Class A            1,710              31,550           1,710              31,550
   HealthNet, Inc., Class A *                               200               6,590             200               6,590
   IMS Health, Inc.                                         216               3,886             216               3,886
   Laboratory Corp. *                                     2,050              61,807           2,050              61,807
   Lincare Holdings, Inc.                                   300               9,453             300               9,453
   Manor Care, Inc. *                                       100               2,501             100               2,501
   McKesson Corp.                                           200               7,148             200               7,148
   Mid Atlantic Medical Services, Inc. *                    200              10,460             200              10,460
   Oxford Health Plans, Inc.                                700              29,421             700              29,421
   Pediatrix Medical Group, Inc. *                          200               7,130             200               7,130
   Per-Se Technologies, Inc. *                              100               1,123             100               1,123
   Quest Diagnostics, Inc. *                              1,912             121,986           1,912             121,986
   Tenet Healthcare Corp. *                               1,800              20,970           2,180              25,397
   UnitedHealth Group, Inc.                               4,470             224,617           9,070             455,767
   Universal Health Services, Inc., Class B *               100               3,962             100               3,962
   WebMD Corp. *                                          1,700              18,411           1,700              18,411
   Wellpoint Health Networks, Inc., Class A *             1,750             147,525           1,750             147,525
                                                                       ------------                        ------------
                                                                          1,127,035                           1,811,008
                                                                       ------------                        ------------

                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.1%
   Abbott Laboratories, Inc.                                                                  1,165              50,980
   Bristol-Myers Squibb Co.                               4,540             123,261
   Eli Lilly & Co.                                        2,451             169,046             785              54,142
   Forest Laboratories, Inc. *
   InterMune, Inc. *
   IVAX Corp. *                                           5,500              98,175
   Johnson & Johnson Co.                                  3,407             176,142           3,593             185,758
   Medicis Pharmaceutical Corp., Class A *
   Merck & Co., Inc.                                      3,117             188,734           2,404             145,562
   Mylan Laboratories, Inc.                               5,000             173,850           2,601              90,437
   Pfizer, Inc.                                          18,761             640,688          10,821             369,537
   Pharmaceutical Resources, Inc. *
   Schering-Plough Corp.
   Taro Pharmaceutical Industries, Ltd., Class A *
   Teva Pharmaceutical Industries, Ltd., ADR              3,300             187,869           1,019              58,012
   Watson Pharmaceuticals, Inc. *                         1,500              60,555           1,802              72,747
   Wyeth                                                  3,476             158,332           2,617             119,204
                                                                       ------------                        ------------
                                                                          1,976,652                           1,146,379
                                                                       ------------                        ------------

INDUSTRIALS - 10.6%

Aerospace & Defense - 1.1%
   Alliant Techsystems, Inc.
   B.F. Goodrich Corp.
   Honeywell International, Inc.                          6,197             166,389
   Lockheed Martin Corp.                                  1,288              61,270
   Northrop Grumman Corp.                                 1,203             103,807
   Rockwell Collins, Inc.
   United Technologies Corp.                                                                  1,237              87,617
                                                                       ------------                        ------------
                                                                            331,466                              87,617
                                                                       ------------                        ------------

Air Freight & Logistics - 0.4%
   Expeditors International of Washington, Inc.
   FedEx Corp.
   JB Hunt Transportation Services, Inc. *
   United Parcel Service, Inc., Class B


Airlines - 0.2%
   JetBlue Airways Corp. *
   Northwest Airlines Corp., Class A *


Building Products - 0.1%
   American Standard Companies, Inc. *                                                        1,032              76,296
   Masco Corp.
   USG Corp.
                                                                                                           ------------
                                                                                                                 76,296
                                                                                                           ------------

Commercial Services & Supplies - 2.5%
   Apollo Group, Inc., Class A *                          4,400             271,744
   Career Education Corp. *                               3,600             246,312             818              55,968
   Cendant Corp. *                                        9,800             179,536           4,537              83,118
   ChoicePoint, Inc.
   Corinthian Colleges, Inc. *
   Deluxe Corp.
   Devry, Inc.
   H&R Block, Inc.
   ITT Educational Services, Inc. *
   John H. Harland Co.
   Manpower, Inc.
   Monster Worldwide, Inc. *
   Republic Services, Inc., Class A *
   Robert Half International, Inc. *
   Viad Corp.
   Waste Management, Inc.                                 3,445              82,990           1,968              47,409
                                                                       ------------                        ------------
                                                                            780,582                             186,495
                                                                       ------------                        ------------

Construction & Engineering - 0.1%
   Jacobs Engineering Group, Inc. *




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.1%
   Abbott Laboratories, Inc.                                500              21,880           1,665              72,860
   Bristol-Myers Squibb Co.                               1,800              48,870           6,340             172,131
   Eli Lilly & Co.                                        1,110              76,557           4,346             299,745
   Forest Laboratories, Inc. *                              500              27,375             500              27,375
   InterMune, Inc. *                                        440               7,088             440               7,088
   IVAX Corp. *                                                                               5,500              98,175
   Johnson & Johnson Co.                                  2,196             113,533           9,196             475,433
   Medicis Pharmaceutical Corp., Class A *                  600              34,020             600              34,020
   Merck & Co., Inc.                                      2,000             121,100           7,521             455,396
   Mylan Laboratories, Inc.                               4,400             152,988          12,001             417,275
   Pfizer, Inc.                                           3,660             124,989          33,242           1,135,214
   Pharmaceutical Resources, Inc. *                         100               4,866             100               4,866
   Schering-Plough Corp.                                    100               1,860             100               1,860
   Taro Pharmaceutical Industries, Ltd., Class A *          200              10,976             200              10,976
   Teva Pharmaceutical Industries, Ltd., ADR                520              29,604           4,839             275,485
   Watson Pharmaceuticals, Inc. *                         1,950              78,721           5,252             212,023
   Wyeth                                                    200               9,110           6,293             286,646
                                                                       ------------                        ------------
                                                                            863,537                           3,986,568
                                                                       ------------                        ------------

INDUSTRIALS - 10.6%

Aerospace & Defense - 1.1%
   Alliant Techsystems, Inc.                                330              17,130             330              17,130
   B.F. Goodrich Corp.                                      500              10,500             500              10,500
   Honeywell International, Inc.                                                              6,197             166,389
   Lockheed Martin Corp.                                                                      1,288              61,270
   Northrop Grumman Corp.                                   650              56,089           1,853             159,896
   Rockwell Collins, Inc.                                 4,000              98,520           4,000              98,520
   United Technologies Corp.                                400              28,332           1,637             115,949
                                                                       ------------                        ------------
                                                                            210,571                             629,654
                                                                       ------------                        ------------

Air Freight & Logistics - 0.4%
   Expeditors International of Washington, Inc.           1,360              47,111           1,360              47,111
   FedEx Corp.                                            2,537             157,370           2,537             157,370
   JB Hunt Transportation Services, Inc. *                  100               3,775             100               3,775
   United Parcel Service, Inc., Class B                     400              25,480             400              25,480
                                                                       ------------                        ------------
                                                                            233,736                             233,736
                                                                       ------------                        ------------

Airlines - 0.2%
   JetBlue Airways Corp. *                                1,035              43,770           1,035              43,770
   Northwest Airlines Corp., Class A *                    7,500              84,675           7,500              84,675
                                                                       ------------                        ------------
                                                                            128,445                             128,445
                                                                       ------------                        ------------

Building Products - 0.1%
   American Standard Companies, Inc. *                                                        1,032              76,296
   Masco Corp.                                              100               2,385             100               2,385
   USG Corp.                                                100               1,900             100               1,900
                                                                       ------------                        ------------
                                                                              4,285                              80,581
                                                                       ------------                        ------------

Commercial Services & Supplies - 2.5%
   Apollo Group, Inc., Class A *                            450              27,792           4,850             299,536
   Career Education Corp. *                                                                   4,418             302,280
   Cendant Corp. *                                                                           14,337             262,654
   ChoicePoint, Inc.                                      1,380              47,638           1,380              47,638
   Corinthian Colleges, Inc. *                              200               9,714             200               9,714
   Deluxe Corp.                                             300              13,440             300              13,440
   Devry, Inc.                                              100               2,329             100               2,329
   H&R Block, Inc.                                        1,900              82,175           1,900              82,175
   ITT Educational Services, Inc. *                         200               5,850             200               5,850
   John H. Harland Co.                                      100               2,616             100               2,616
   Manpower, Inc.                                         1,370              50,813           1,370              50,813
   Monster Worldwide, Inc. *                                700              13,811             700              13,811
   Republic Services, Inc., Class A *                     2,550              57,809           2,550              57,809
   Robert Half International, Inc. *                      1,220              23,107           1,220              23,107
   Viad Corp.                                             3,550              79,484           3,550              79,484
   Waste Management, Inc.                                                                     5,413             130,399
                                                                       ------------                        ------------
                                                                            416,578                           1,383,655
                                                                       ------------                        ------------

Construction & Engineering - 0.1%
   Jacobs Engineering Group, Inc. *                       1,094              46,112           1,094              46,112
                                                                       ------------                        ------------


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Electrical Equipment - 0.4%
   American Power Conversion Corp. *
   Emerson Electric Co.                                   3,071             156,928
   Molex, Inc., Class A
   Rockwell Automation, Inc.
                                                                       ------------
                                                                            156,928
                                                                       ------------

Industrial Conglomerates - 2.8%
   3M Co.                                                 1,755             226,360             333              42,950
   General Electric Co.                                  13,457             385,947           9,612             275,672
   Textron, Inc.                                            202               7,882
   Tyco International, Ltd.                               9,308             176,666           4,402              83,550
                                                                       ------------                        ------------
                                                                            796,855                             402,172
                                                                       ------------                        ------------

Machinery - 2.3%
   AGCO Corp. *
   Danaher Corp.
   Deere & Co.                                            3,670             167,719           1,523              69,601
   Dover Corp.                                              468              14,021
   Eaton Corp.
   Illinois Tool Works, Inc.                              2,275             149,809           1,522             100,224
   Ingersoll-Rand Co., Ltd., Class A
   ITT Industries, Inc.
   Joy Global, Inc. *
   Navistar International Corp. *                                                             2,126              69,371
   Oshkosh Truck Corp.
   Paccar, Inc.
   SPX Corp. *
   Timken Co.
                                                                       ------------                        ------------
                                                                            331,549                             239,196
                                                                       ------------                        ------------

Road & Rail - 0.6%
   Arkansas Best Corp.
   Burlington Northern Santa Fe Corp.
   CSX Corp.                                              4,534             136,428
   Norfolk Southern Corp.
   Swift Transportation Co., Inc. *
   Union Pacific Corp.                                                                          952              55,235
   Werner Enterprises, Inc.
                                                                       ------------                        ------------
                                                                            136,428                              55,235
                                                                       ------------                        ------------

Trading Companies & Distributors - 0.1%
   W.W. Grainger, Inc.                                                                            1,023          47,835
                                                                                                           ------------




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Electrical Equipment - 0.4%
   American Power Conversion Corp. *                        200               3,118             200               3,118
   Emerson Electric Co.                                                                       3,071             156,928
   Molex, Inc., Class A                                     200               4,636             200               4,636
   Rockwell Automation, Inc.                              2,120              50,541           2,120              50,541
                                                                       ------------                        ------------
                                                                             58,295                             215,223
                                                                       ------------                        ------------

Industrial Conglomerates - 2.8%
   3M Co.                                                   300              38,694           2,388             308,004
   General Electric Co.                                  12,246             351,215          35,315           1,012,834
   Textron, Inc.                                                                                202               7,882
   Tyco International, Ltd.                                                                  13,710             260,216
                                                                       ------------                        ------------
                                                                            389,909                           1,588,936
                                                                       ------------                        ------------

Machinery - 2.3%
   AGCO Corp. *                                           2,050              35,014           2,050              35,014
   Danaher Corp.                                          1,650             112,282           1,650             112,282
   Deere & Co.                                              100               4,570           5,293             241,890
   Dover Corp.                                                                                  468              14,021
   Eaton Corp.                                              100               7,861             100               7,861
   Illinois Tool Works, Inc.                                                                  3,797             250,033
   Ingersoll-Rand Co., Ltd., Class A                      1,050              49,686           1,050              49,686
   ITT Industries, Inc.                                     740              48,440             740              48,440
   Joy Global, Inc. *                                     3,500              51,695           3,500              51,695
   Navistar International Corp. *                         3,150             102,785           5,276             172,156
   Oshkosh Truck Corp.                                    1,700             100,844           1,700             100,844
   Paccar, Inc.                                             200              13,512             200              13,512
   SPX Corp. *                                            2,550             112,353           2,550             112,353
   Timken Co.                                             4,100              71,791           4,100              71,791
                                                                       ------------                        ------------
                                                                            710,833                           1,281,578
                                                                       ------------                        ------------

Road & Rail - 0.6%
   Arkansas Best Corp.                                    2,400              57,096           2,400              57,096
   Burlington Northern Santa Fe Corp.                       200               5,688             200               5,688
   CSX Corp.                                                300               9,027           4,834             145,455
   Norfolk Southern Corp.                                 3,150              60,480           3,150              60,480
   Swift Transportation Co., Inc. *                         860              16,013             860              16,013
   Union Pacific Corp.                                                                          952              55,235
   Werner Enterprises, Inc.                                 600              12,720             600              12,720
                                                                       ------------                        ------------
                                                                            161,024                             352,687
                                                                       ------------                        ------------

Trading Companies & Distributors - 0.1%
   W.W. Grainger, Inc.                                                                        1,023              47,835
                                                                                                           ------------


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 14.7%

Communications Equipment - 2.1%
   ADTRAN, Inc. *
   Advanced Fibre Communications, Inc. *
   American Tower Systems Corp., Class A *
   Avocent Corp. *
   Cisco Systems, Inc. *                                 18,471             308,281           9,631             160,742
   Corning, Inc. *
   Foundry Networks, Inc. *
   Lucent Technologies, Inc. *                                                               15,643              31,755
   McDATA Corp., Class A
   Nokia Corp., ADR                                       3,365              55,287           2,786              45,774
   Nortel Networks Corp. *
   QUALCOMM, Inc.
   Scientific Atlanta, Inc.
   UTStarcom, Inc.
                                                                       ------------                        ------------
                                                                            363,568                             238,271
                                                                       ------------                        ------------

Computers & Peripherals - 2.4%
   Apple Computer, Inc. *                                 1,863              35,621
   Dell Computer Corp. *                                  5,500             175,780           3,201             102,304
   Hewlett-Packard Co.                                   10,296             219,305           4,259              90,717
   International Business Machines Corp.                  2,027             167,227           1,539             126,967
   Lexmark International Group, Inc., Class A *
   Maxtor Corp. *
   Network Appliance, Inc. *
   Sun Microsystems, Inc. *                              13,000              59,800
   Western Digital Corp. *
                                                                       ------------                        ------------
                                                                            657,733                             319,988
                                                                       ------------                        ------------

Electronic Equipment & Instruments - 0.9%
   Arrow Electronics, Inc. *
   Avnet, Inc. *
   Benchmark Electronics, Inc. *
   CDW Corp.
   Cree Research, Inc. *
   Flextronics International, Ltd. *                                                          3,712              38,568
   Roper Industries, Inc.
   Tech Data Corp. *                                      2,670              71,316
   Thermo Electron Corp. *                                4,767             100,202
   Waters Corp. *
                                                                       ------------                        ------------
                                                                            171,518                              38,568
                                                                       ------------                        ------------

Internet Software & Services - 0.2%
   Expedia, Inc., Class A
   Yahoo, Inc. *


IT Services - 1.3%
   Affiliated Computer Services, Inc., Class A *                                                656              29,999
   Bearingpoint, Inc.
   Cognizant Technology Solutions Corp., Class A *
   Convergys Corp. *
   DST Systems, Inc.
   First Data Corp.                                       8,014             332,100           2,391              99,083
   Paychex, Inc.
   SunGard Data Systems, Inc. *
                                                                       ------------                        ------------
                                                                            332,100                             129,082
                                                                       ------------                        ------------

Office Electronics - 0.0%
   Xerox Corp. *




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 14.7%

Communications Equipment - 2.1%
   ADTRAN, Inc. *                                           900              46,161             900              46,161
   Advanced Fibre Communications, Inc. *                  2,080              33,842           2,080              33,842
   American Tower Systems Corp., Class A *                8,300              73,455           8,300              73,455
   Avocent Corp. *                                          100               2,993             100               2,993
   Cisco Systems, Inc. *                                 11,810             197,109          39,912             666,132
   Corning, Inc. *                                       15,450             114,175          15,450             114,175
   Foundry Networks, Inc. *                                 100               1,440             100               1,440
   Lucent Technologies, Inc. *                           14,950              30,348          30,593              62,103
   McDATA Corp., Class A                                    100               1,467             100               1,467
   Nokia Corp., ADR                                       1,795              29,492           7,946             130,553
   Nortel Networks Corp. *                                4,600              12,420           4,600              12,420
   QUALCOMM, Inc.                                           800              28,600             800              28,600
   Scientific Atlanta, Inc.                                 500              11,920             500              11,920
   UTStarcom, Inc.                                          300              10,671             300              10,671
                                                                       ------------                        ------------
                                                                            594,093                           1,195,932
                                                                       ------------                        ------------

Computers & Peripherals - 2.4%
   Apple Computer, Inc. *                                 4,500              86,040           6,363             121,661
   Dell Computer Corp. *                                  6,453             206,238          15,154             484,322
   Hewlett-Packard Co.                                                                       14,555             310,022
   International Business Machines Corp.                    700              57,750           4,266             351,944
   Lexmark International Group, Inc., Class A *             400              28,308             400              28,308
   Maxtor Corp. *                                           300               2,253             300               2,253
   Network Appliance, Inc. *                                500               8,105             500               8,105
   Sun Microsystems, Inc. *                                                                  13,000              59,800
   Western Digital Corp. *                                  800               8,240             800               8,240
                                                                       ------------                        ------------
                                                                            396,934                           1,374,655
                                                                       ------------                        ------------

Electronic Equipment & Instruments - 0.9%
   Arrow Electronics, Inc. *                                100               1,524             100               1,524
   Avnet, Inc. *                                            300               3,804             300               3,804
   Benchmark Electronics, Inc. *                            100               3,076             100               3,076
   CDW Corp.                                                100               4,580             100               4,580
   Cree Research, Inc. *                                    100               1,628             100               1,628
   Flextronics International, Ltd. *                                                          3,712              38,568
   Roper Industries, Inc.                                 3,900             145,080           3,900             145,080
   Tech Data Corp. *                                                                          2,670              71,316
   Thermo Electron Corp. *                                1,100              23,122           5,867             123,324
   Waters Corp. *                                         3,190              92,925           3,190              92,925
                                                                       ------------                        ------------
                                                                            275,739                             485,825
                                                                       ------------                        ------------

Internet Software & Services - 0.2%
   Expedia, Inc., Class A                                 1,280              97,766           1,280              97,766
   Yahoo, Inc. *                                            820              26,863             820              26,863
                                                                       ------------                        ------------
                                                                            124,629                             124,629
                                                                       ------------                        ------------

IT Services - 1.3%
   Affiliated Computer Services, Inc., Class A *                                656          29,999
   Bearingpoint, Inc.                                     2,300              22,195           2,300              22,195
   Cognizant Technology Solutions Corp., Class A *          475              11,571             475              11,571
   Convergys Corp. *                                        300               4,800             300               4,800
   DST Systems, Inc.                                      2,720             103,360           2,720             103,360
   First Data Corp.                                         400              16,576          10,805             447,759
   Paychex, Inc.                                            810              23,741             810              23,741
   SunGard Data Systems, Inc. *                           3,030              78,507           3,030              78,507
                                                                       ------------                        ------------
                                                                            260,750                             721,932
                                                                       ------------                        ------------

Office Electronics - 0.0%
   Xerox Corp. *                                          1,900              20,121           1,900              20,121
                                                                       ------------                        ------------


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Semiconductors & Semiconductor Equipment - 3.0%
   Agere Systems, Inc., Class B *
   Altera Corp. *                                                                             3,711              60,860
   Analog Devices, Inc. *
   ASM Lithography Holding NV *
   Genesis Microchip, Inc. *
   Integrated Circuit System, Inc. *
   Intel Corp.                                            8,930             185,601           7,134             148,273
   Intersil Holding Corp., Class A *                                                            973              25,892
   Lam Research Corp. *
   LSI Logic Corp. *                                      6,472              45,822
   Maxim Integrated Products, Inc.
   Microchip Technology, Inc.
   National Semiconductor Corp. *
   Novellus Systems, Inc. *
   QLogic Corp. *                                         2,300             111,159
   Silicon Laboratories, Inc. *
   Texas Instruments, Inc.                                7,698             135,485           4,902              86,275
   Xilinx, Inc. *
                                                                       ------------                        ------------
                                                                            478,067                             321,300
                                                                       ------------                        ------------

Software - 4.8
   Amdocs, Ltd. *
   Autodesk, Inc.                                                                               901              14,560
   BEA Systems, Inc.
   BMC Software, Inc. *
   Citrix Systems, Inc. *
   Electronic Arts, Inc. *
   Intuit, Inc. *                                         2,500             111,325           1,951              86,878
   Mercury Interactive Corp. *
   Microsoft Corp.                                       20,312             520,190          11,657             298,536
   Network Associates, Inc.
   Oracle Corp. *                                        16,700             200,734          10,136             121,834
   Peoplesoft, Inc. *
   Sybase, Inc. *
   Symantec Corp. *
   Take-Two Interactive Software, Inc. *
   Veritas Software Corp. *                               3,700             106,079             976              27,982
                                                                       ------------                        ------------
                                                                            938,328                             549,790
                                                                       ------------                        ------------

MATERIALS - 2.9%

Chemicals - 1.1%
   Dow Chemical Co.
   E.I. du Pont de Nemours & Co.                            314              13,075
   Ecolab, Inc.
   IMC Global, Inc.
   International Flavors & Fragrances, Inc.
   Lyondell Chemical Co.
   Monsanto Co.
   PPG Industries, Inc.                                   2,398             121,675           2,034             103,205
   Praxair, Inc.                                          1,940             116,594           1,047              62,925
   Sigma-Aldrich Corp.
                                                                       ------------                        ------------
                                                                            251,344                             166,130
                                                                       ------------                        ------------

Containers & Packaging - 0.3%
   Ball Corp.                                                                                   700              31,857
   Pactiv Corp. *                                                                             2,426              47,816
   Sealed Air Corp. *
   Smurfit-Stone Container Corp. *
                                                                                                           ------------
                                                                                                                 79,673
                                                                                                           ------------




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Semiconductors & Semiconductor Equipment - 3.0%
   Agere Systems, Inc., Class B *                        13,800              31,740          13,800              31,740
   Altera Corp. *                                        12,010             196,964          15,721             257,824
   Analog Devices, Inc. *                                 2,000              69,640           2,000              69,640
   ASM Lithography Holding NV *                           2,290              21,893           2,290              21,893
   Genesis Microchip, Inc. *                                100               1,354             100               1,354
   Integrated Circuit System, Inc. *                        200               6,286             200               6,286
   Intel Corp.                                            8,956             186,142          25,020             520,016
   Intersil Holding Corp., Class A *                                                            973              25,892
   Lam Research Corp. *                                   1,200              21,852           1,200              21,852
   LSI Logic Corp. *                                                                          6,472              45,822
   Maxim Integrated Products, Inc.                        1,090              37,267           1,090              37,267
   Microchip Technology, Inc.                             1,070              26,354           1,070              26,354
   National Semiconductor Corp. *                           500               9,860             500               9,860
   Novellus Systems, Inc. *                               2,250              82,397           2,250              82,397
   QLogic Corp. *                                           300              14,499           2,600             125,658
   Silicon Laboratories, Inc. *                             100               2,664             100               2,664
   Texas Instruments, Inc.                                8,050             141,680          20,650             363,440
   Xilinx, Inc. *                                           830              21,007             830              21,007
                                                                       ------------                        ------------
                                                                            871,599                           1,670,966
                                                                       ------------                        ------------

Software - 4.8
   Amdocs, Ltd. *                                         2,600              62,400           2,600              62,400
   Autodesk, Inc.                                         1,400              22,624           2,301              37,184
   BEA Systems, Inc.                                      3,720              40,399           3,720              40,399
   BMC Software, Inc. *                                     100               1,633             100               1,633
   Citrix Systems, Inc. *                                   300               6,108             300               6,108
   Electronic Arts, Inc. *                                2,512             185,863           2,512             185,863
   Intuit, Inc. *                                         1,800              80,154           6,251             278,357
   Mercury Interactive Corp. *                              590              22,780             590              22,780
   Microsoft Corp.                                        7,000             179,270          38,969             997,996
   Network Associates, Inc.                               4,390              55,665           4,390              55,665
   Oracle Corp. *                                        17,469             209,977          44,305             532,545
   Peoplesoft, Inc. *                                     4,250              74,758           4,250              74,758
   Sybase, Inc. *                                           200               2,782             200               2,782
   Symantec Corp. *                                       1,120              49,123           1,120              49,123
   Take-Two Interactive Software, Inc. *                    400              11,336             400              11,336
   Veritas Software Corp. *                               7,620             218,466          12,296             352,527
                                                                       ------------                        ------------
                                                                          1,223,338                           2,711,456
                                                                       ------------                        ------------

MATERIALS - 2.9%

Chemicals - 1.1%
   Dow Chemical Co.                                         200               6,192             200               6,192
   E.I. du Pont de Nemours & Co.                                                                314              13,075
   Ecolab, Inc.                                             400              10,240             400              10,240
   IMC Global, Inc.                                         100                 671             100                 671
   International Flavors & Fragrances, Inc.                 300               9,579             300               9,579
   Lyondell Chemical Co.                                  6,500              87,945           6,500              87,945
   Monsanto Co.                                             300               6,492             300               6,492
   PPG Industries, Inc.                                   1,750              88,795           6,182             313,675
   Praxair, Inc.                                                                              2,987             179,519
   Sigma-Aldrich Corp.                                      100               5,418             100               5,418
                                                                       ------------                        ------------
                                                                            215,332                             632,806
                                                                       ------------                        ------------


Containers & Packaging - 0.3%
   Ball Corp.                                             1,500              68,265           2,200             100,122
   Pactiv Corp. *                                                                             2,426              47,816
   Sealed Air Corp. *                                       200               9,532             200               9,532
   Smurfit-Stone Container Corp. *                        1,200              15,636           1,200              15,636
                                                                       ------------                        ------------
                                                                             93,433                             173,106
                                                                       ------------                        ------------


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Metals & Mining - 1.1%
   Alcan Aluminum, Ltd.
   Alcoa, Inc.                                            1,034              26,367           2,141              54,596
   Arch Coal, Inc.
   Barrick Gold Corp.
   Freeport-McMoRan Copper & Gold, Inc., Class B
   Massey Energy Corp.
   Newmont Mining Corp.
   Nucor Corp.                                            2,158             105,418
   Peabody Energy Corp.
   Phelps Dodge Corp. *
                                                                       ------------                        ------------
                                                                            131,785                              54,596
                                                                       ------------                        ------------

Paper & Forest Products - 0.4%
   International Paper Co.                                3,758             134,273           1,734              61,956
   MeadWestvaco Corp.                                     2,071              51,154
                                                                       ------------                        ------------
                                                                            185,427                              61,956
                                                                       ------------                        ------------

TELECOMMUNICATION SERVICES - 2.3%

Diversified Telecommunication Services - 1.9%
   ALLTEL Corp.                                           1,650              79,563           1,051              50,679
   BellSouth Corp.                                        2,247              59,837           2,522              67,161
   Centurytel, Inc.                                       3,023             105,351
   Citizens Communications Co. *
   SBC Communications, Inc.                               4,667             119,242
   Telefonos de Mexico SA de CV, ADR                      1,935              60,798
   Verizon Communications, Inc.                           2,537             100,085           2,612             103,043
                                                                       ------------                        ------------
                                                                            524,876                             220,883
                                                                       ------------                        ------------

Wireless Telecommunication Services - 0.4%
   AT&T Wireless Services, Inc. *                                                             6,186              50,787
   Crown Castle International Corp. *
   Nextel Communications, Inc., Class A *
   Sprint PCS Group *
                                                                                                           ------------
                                                                                                                 50,787
                                                                                                           ------------

UTILITIES - 1.6%

Electric Utilities - 1.2%
   Allegheny Energy, Inc. *
   Ameren Corp.
   Cinergy Corp.
   Constellation Energy Group, Inc.
   Dominion Resources, Inc.                                                                     928              59,643
   DTE Energy Co.
   Entergy Corp.
   Exelon Corp.                                           3,487             208,558           1,115              66,688
   FirstEnergy Corp.
   FPL Group, Inc.                                        2,393             159,972
   Progress Energy, Inc.
   Southern Co.
   Texas Genco Holdings, Inc.
   Wisconsin Energy Corp.
                                                                       ------------                        ------------
                                                                            368,530                             126,331
                                                                       ------------                        ------------

Gas Utilities - 0.1%
   Enbridge Energy Management LLC




                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Metals & Mining - 1.1%
   Alcan Aluminum, Ltd.                                     200               6,258             200               6,258
   Alcoa, Inc.                                            1,650              42,075           4,825             123,038
   Arch Coal, Inc.                                        2,050              47,109           2,050              47,109
   Barrick Gold Corp.                                       300               5,370             300               5,370
   Freeport-McMoRan Copper & Gold, Inc., Class B          1,650              40,425           1,650              40,425
   Massey Energy Corp.                                    5,000              65,750           5,000              65,750
   Newmont Mining Corp.                                     100               3,246             100               3,246
   Nucor Corp.                                            1,750              85,488           3,908             190,906
   Peabody Energy Corp.                                     100               3,359             100               3,359
   Phelps Dodge Corp. *                                   2,950             113,103           2,950             113,103
                                                                       ------------                        ------------
                                                                            412,183                             598,564
                                                                       ------------                        ------------

Paper & Forest Products - 0.4%
   International Paper Co.                                                                    5,492             196,229
   MeadWestvaco Corp.                                                                         2,071              51,154
                                                                                                           ------------
                                                                                                                247,383
                                                                                                           ------------

TELECOMMUNICATION SERVICES - 2.3%

Diversified Telecommunication Services - 1.9%
   ALLTEL Corp.                                             750              36,165           3,451             166,407
   BellSouth Corp.                                        1,700              45,271           6,469             172,269
   Centurytel, Inc.                                       1,950              67,957           4,973             173,308
   Citizens Communications Co. *                            400               5,156             400               5,156
   SBC Communications, Inc.                               2,900              74,095           7,567             193,337
   Telefonos de Mexico SA de CV, ADR                                                          1,935              60,798
   Verizon Communications, Inc.                           2,044              80,636           7,193             283,764
                                                                       ------------                        ------------
                                                                            309,280                           1,055,039
                                                                       ------------                        ------------

Wireless Telecommunication Services - 0.4%
   AT&T Wireless Services, Inc. *                                                             6,186              50,787
   Crown Castle International Corp. *                     9,480              73,660           9,480              73,660
   Nextel Communications, Inc., Class A *                 4,726              85,446           4,726              85,446
   Sprint PCS Group *                                     6,300              36,225           6,300              36,225
                                                                       ------------                        ------------
                                                                            195,331                             246,118
                                                                       ------------                        ------------

UTILITIES - 1.6%

Electric Utilities - 1.2%
   Allegheny Energy, Inc. *                                 200               1,690             200               1,690
   Ameren Corp.                                             100               4,410             100               4,410
   Cinergy Corp.                                          1,050              38,629           1,050              38,629
   Constellation Energy Group, Inc.                         500              17,150             500              17,150
   Dominion Resources, Inc.                                 250              16,068           1,178              75,711
   DTE Energy Co.                                           100               3,864             100               3,864
   Entergy Corp.                                            100               5,278             100               5,278
   Exelon Corp.                                             462              27,632           5,064             302,878
   FirstEnergy Corp.                                        400              15,380             400              15,380
   FPL Group, Inc.                                        1,000              66,850           3,393             226,822
   Progress Energy, Inc.                                    100               4,390             100               4,390
   Southern Co.                                             200               6,232             200               6,232
   Texas Genco Holdings, Inc.                                25                 581              25                 581
   Wisconsin Energy Corp.                                   200               5,800             200               5,800
                                                                       ------------                        ------------
                                                                            213,954                             708,815
                                                                       ------------                        ------------

Gas Utilities - 0.1%
   Enbridge Energy Management LLC                           106               4,836             106               4,836
                                                                       ------------                        ------------


                                                                                                      Evergreen
                                                              Evergreen VA Fund                   VA Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------
                                                         Shares        Market Value          Shares        Market Value
------------------------------------------------------------------------------------------------------------------------

Multi-Utilities & Unregulated Power - 0.3%
   Duke Energy Corp.                                      1,196              23,860
   El Paso Corp.                                            438               3,539
   Oneok, Inc. *
   Progress Energy, Inc.
   Scana Corp.                                            3,915             134,206
   Williams Companies, Inc.
                                                                       ------------
                                                                            161,605
                                                                       ------------                        ------------
      Total Common Stocks                                                22,625,155                           9,840,077
                                                                       ------------                        ------------

EXCHANGE TRADED FUNDS - 0.5%
   iShares S&P SmallCap 600 Value Fund
   Midcap Spider Trust, Ser. 1

      Total Exchange Traded Funds

SHORT-TERM INVESTMENTS - 2.7%

MUTUAL FUND SHARES - 2.7%
   Evergreen Institutional U.S. Government
      Money Market Fund #                               512,638             512,638         337,579             337,579
                                                                       ------------                        ------------

------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $21,496,408,
   $9,503,321, $20,657,238 and $51,656,967,
   respectively) - 99.9%                                                 23,137,793                          10,177,656
Other Assets and Liabilities - 0.1%                                          59,155                             (49,487)
                                                                       ------------                        ------------
Net Assets - 100.0%                                                    $ 23,196,948                        $ 10,128,169
                                                                       ============                        ============

------------------------------------------------------------------------------------------------------------------------



                                                                 Evergreen                           Evergreen
                                                              VA Masters Fund                    VA Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------

                                                                                            Combined          Combined
                                                         Shares        Market Value          Shares         Market Value
------------------------------------------------------------------------------------------------------------------------

Multi-Utilities & Unregulated Power - 0.3%
   Duke Energy Corp.                                                                          1,196              23,860
   El Paso Corp.                                                                                438               3,539
   Oneok, Inc. *                                          2,150              42,205           2,150              42,205
   Progress Energy, Inc.                                    200                  21             200                  21
   Scana Corp.                                                                                3,915             134,206
   Williams Companies, Inc.                               1,200               9,480           1,200               9,480
                                                                       ------------                        ------------
                                                                             51,706                             213,311
                                                                       ------------                        ------------
      Total Common Stocks                                                22,029,149                          54,494,381
                                                                       ------------                        ------------
EXCHANGE TRADED FUNDS - 0.5%
   iShares S&P SmallCap 600 Value Fund                    1,650             134,475           1,650             134,475
   Midcap Spider Trust, Ser. 1                            1,850             162,282           1,850             162,282
                                                                       ------------                        ------------
      Total Exchange Traded Funds                                           296,757                             296,757
                                                                       ------------                        ------------
SHORT-TERM INVESTMENTS - 2.7%

MUTUAL FUND SHARES - 2.7%
   Evergreen Institutional U.S. Government
      Money Market Fund #                               648,394             648,394       1,498,611           1,498,611
                                                                       ------------                        ------------

------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $21,496,408,
   $9,503,321, $20,657,238 and $51,656,967,
   respectively) - 99.9%                                                 22,974,300                          56,289,749
Other Assets and Liabilities - 0.1%                                          56,612                              66,280
                                                                       ------------                        ------------
Net Assets - 100.0%                                                    $ 23,030,912                        $ 56,356,029
                                                                       ============                        ============

------------------------------------------------------------------------------------------------------------------------


*     Non-income producing security

# Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:

ADR   American Depositary Receipt

Evergreen VA Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2003



                                                                                                                       Evergreen
                                             Evergreen VA      Evergreen VA        Evergreen VA                         VA Fund
                                                 Fund         Blue Chip Fund       Masters Fund     Adjustments        Pro Forma
----------------------------------------------------------------------------------------------------------------------------------

Assets
Identified cost of securities                $ 21,496,408       $  9,503,321       $ 20,657,238                      $ 51,656,967
Net unrealized gains on securities              1,641,385            674,335          2,317,062                         4,632,782
----------------------------------------------------------------------------------------------------------------------------------
Market value of securities                     23,137,793         10,177,656         22,974,300                        56,289,749
Foreign currency, at value
  (cost $0, $0, $76 and $76,
  respectively)                                         0                  0                 76                                76
Receivable for securities sold                    160,257                  0            218,354                           378,611
Dividends receivable                               24,172              9,707             16,792                            50,671
Prepaid expenses and other assets                       0                 18                  0                                18
----------------------------------------------------------------------------------------------------------------------------------
     Total assets                              23,322,222         10,187,381         23,209,522                        56,719,125
----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                  110,784             44,859            164,307                           319,950
Advisory fee payable                                  478                170                367                             1,015
Due to other related parties                           64                 28                 63                               155
Accrued expenses and other liabilities             13,948             14,155             13,873                            41,976
----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                            125,274             59,212            178,610                           363,096
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                   $ 23,196,948       $ 10,128,169       $ 23,030,912                      $ 56,356,029
==================================================================================================================================
Net assets represented by
Paid-in capital                              $ 42,707,996       $ 14,838,059       $ 36,742,571                      $ 94,288,626
Undistributed net investment income                67,577             20,481             25,758                           113,816
Accumulated net realized losses on
  securities and foreign currency
  related transactions                        (21,220,010)        (5,404,706)       (16,054,487)                      (42,679,203)
Net unrealized gains on securities
  and foreign currency related
  transactions                                  1,641,385            674,335          2,317,070                         4,632,790
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 23,196,948       $ 10,128,169       $ 23,030,912                      $ 56,356,029
==================================================================================================================================

Class 1 Shares
Net assets                                   $ 23,195,224         $8,905,754       $ 22,105,745                      $ 54,206,723
Shares of beneficial interest
  outstanding                                   2,209,563          1,412,029          2,867,828     (1,325,724) a       5,163,696
Net asset value                              $      10.50       $       6.31       $       7.71                      $      10.50

Class 2 Shares
Net assets                                   $      1,724       $  1,222,415       $    925,167                      $  2,149,306
Shares of beneficial interest
  outstanding                                         164            194,006            120,179       (109,892) a         204,457
Net asset value                              $      10.51       $       6.30       $       7.70                      $      10.51



(a) Reflects the impact of converting shares of the target Funds into shares of the surviving Fund.

See Notes to Pro Forma Combining Financial Statements.

Evergreen VA Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended June 30, 2003



                                                                                                                       Evergreen
                                             Evergreen VA      Evergreen VA        Evergreen VA                         VA Fund
                                                 Fund         Blue Chip Fund       Masters Fund     Adjustments        Pro Forma
----------------------------------------------------------------------------------------------------------------------------------

Investment income
Dividends (net of foreign witholding
  taxes of $630, $257, $991 and
  $1,878, respectively)                       $   479,020        $   141,093        $   282,756                       $   902,869
Interest                                           10,933              2,457              7,191                            20,581
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                           489,953            143,550            289,947              0            923,450
----------------------------------------------------------------------------------------------------------------------------------
Expenses
Advisory fee                                  $   225,535        $    60,968        $   190,784        (12,322) a     $   464,965
Distribution Plan expenses                              4                994                746              0              1,744
Transfer agent fees                                   802                416                587              0              1,805
Administrative services fee                        30,071              9,995             21,928              0             61,994
Custodian fees                                     10,024              3,590              6,029              0             19,643
Printing and postage expenses                      11,205             16,643             21,710        (22,058) b          27,500
Professional fees                                  16,320             14,141             14,403        (26,000) c          18,864
Trustees' fees and expenses                           426                 53                113              0                592
Interest Expense                                    1,726                  0                  0              0              1,726
Other                                               1,693              3,849             13,453              0             18,995
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                    297,806            110,649            269,753        (60,380)           617,828
Less: Expense reductions                             (106)               (41)               (84)                             (231)
      Expense waivers                                   0             (5,042)           (49,630)        54,672 d                0
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                      297,700            105,566            220,039         (5,708)           617,597
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                             192,253             37,984             69,908          5,708            305,853
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions
Net realized losses on:
  Securities                                   (6,912,089)        (1,526,132)        (6,347,181)                      (14,785,402)
  Foreign currency related transactions                 0                  0             (2,735)                           (2,735)
----------------------------------------------------------------------------------------------------------------------------------
Net realized losses on securities and
  foreign currency related transactions        (6,912,089)        (1,526,132)        (6,349,916)                      (14,788,137)
Net change in unrealized gains or
  losses on securities and foreign
  currency related transactions                 4,373,126          1,060,236          5,709,225                        11,142,587
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  or losses on securities and
  foreign currency related
  transactions                                 (2,538,963)          (465,896)          (640,691)                       (3,645,550)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                             $(2,346,710)       $  (427,912)       $  (570,783)      $  5,708        $(3,339,697)
==================================================================================================================================



a Reflects a decrease based on the surviving fund's contractual rates and the average net assets of the combined fund.

b Reflects a decrease based on the number of shareholder accounts in the combined fund applied to the fee schedule.

c Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

d Reflects an adjustment to remove waivers and expense reimbursements. The surviving fund will not need to waive any of its fees or reimburse any of its expenses.


See Notes to Pro Forma Combining Financial Statements.

Evergreen VA Fund
Notes to Pro Forma Combining Financial Statements (unaudited)
June 30, 2003

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen VA Fund ("Evergreen Fund"), Evergreen VA Blue Chip Fund ("Blue Chip Fund") and Evergreen VA Masters Fund ("Masters Fund) at June 30, 2003 and for the period then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Blue Chip Fund and Masters Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Blue Chip Fund and Masters Fund by Evergreen Fund, in exchange for Class 1 and Class 2 shares of Evergreen Fund. Thereafter, there will be a distribution of Class 1 and Class 2 shares of Evergreen Fund to the Class 1 and Class 2 shareholders of Blue Chip Fund and Masters Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Blue Chip Fund and Masters Fund will become the owners of that number of full and fractional Class 1 and Class 2 shares of Evergreen Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Blue Chip Fund and Masters Fund as of the close of business immediately prior to the date that Blue Chip Fund and Masters Fund net assets are exchanged for Class 1 and Class 2 shares of Evergreen Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Blue Chip Fund and Masters Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen
      Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Fund. As of June 30, 2003, securities held by Evergreen VA Blue Chip Fund and Evergreen VA Masters Fund would comply with the compliance guidelines and investment restrictions of Evergreen Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2.    Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that effect amounts reported herein. Actual results could differ from these estimates.

      A. Valuation of investments

      Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

      Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

      Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

      B. Federal Taxes

      The Funds qualified as regulated investment companies and distributes all of their taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. Evergreen Fund, after giving effect to the Reorganization, intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

3. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class 1 and Class 2 shares of Evergreen Fund which would have been issued at June 30, 2003 in connection with the proposed Reorganization. Class 1 and Class 2 shareholders of Blue Chip Fund and Masters Fund would receive Class 1 and Class 2 shares, respectively, of Evergreen Fund based on conversion ratios determined on June 30, 2003. The conversion ratios are calculated by dividing the net asset value per share of Class 1 and Class 2 of Blue Chip Fund and Masters Fund by the net asset value per share of Class 1 and Class 2 shares, respectively, of Evergreen Fund.

4. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the three funds and applying those rates to the average net assets of the Evergreen Fund for the twelve months ended June 30, 2003 and to the average net assets of the Blue Chip Fund and Masters Fund for the twelve months ended June 30, 2003. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                         SUPPLEMENT TO THE PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS


I. Evergreen Offit California Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund, Evergreen International Growth Fund, Evergreen VA International Growth Fund

         Effective June 13, 2003, each of the following funds will change their names as follows:

     ---------------------------------------------------------- -------------------------------------------------
     Old Fund Name                                               New Fund Name
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen Offit California Municipal Bond Fund              Evergreen California Municipal Bond Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen Offit New York Municipal Bond Fund                Evergreen New York Municipal Bond Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen International Growth Fund                         Evergreen International Equity Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen VA International Growth Fund                      Evergreen VA International Equity Fund
     ---------------------------------------------------------- -------------------------------------------------

         Effective July 14, 2003, Evergreen VA Small Cap Value Fund will change its name to Evergreen VA Special Values Fund.


June 13, 2003                                                      566715 (6/03)

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

  Evergreen Offit VA Emerging Markets Bond Fund ("Emerging Markets Bond Fund")
      Evergreen Offit VA U.S. Government Securities Fund ("U.S. Government
                               Securities Fund")
                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
                 Evergreen VA Core Bond Fund ("Core Bond Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund")
            Evergreen VA Special Equity Fund ("Special Equity Fund")
          Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated May 1, 2003 for the Fund in which you are making or contemplating an investment. The Funds are offered through three separate prospectuses: one offering Class 1 shares of each Fund (except Emerging Markets Bond Fund and U.S. Government Securities Fund); one offering Class 2 shares of each Fund (except Emerging Markets Bond Fund and U.S. Government Securities
Fund), and one offering Emerging Markets Bond Fund and U.S. Government Securities Fund only. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectuses may be obtained without charge by calling 1.800.343.2898.

         Certain information is incorporated by reference to each Fund's Annual Report each dated December 31, 2002. You may obtain copies of the Annual Reports without charge by calling 1.800. 343.2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY........................................................1-1
INVESTMENT POLICIES..................................................1-1
OTHER SECURITIES AND PRACTICES.......................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-3
EXPENSES.............................................................1-9
PERFORMANCE.........................................................1-17
SERVICE PROVIDERS...................................................1-18
FINANCIAL STATEMENTS................................................1-21

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND....................................2-17
PURCHASE, REDEMPTION AND PRICING OF SHARES..........................2-17
PERFORMANCE CALCULATIONS............................................2-19
DISTRIBUTION EXPENSES UNDER RULE 12B-1..............................2-21
TAX INFORMATION.....................................................2-23
BROKERAGE...........................................................2-26
ORGANIZATION........................................................2-27
INVESTMENT ADVISORY AGREEMENT.......................................2-28
MANAGEMENT OF THE TRUST.............................................2-29
CORPORATE BOND RATINGS..............................................2-34
ADDITIONAL INFORMATION..............................................2-39

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on December 23, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of March 31, 2003.

                ----------------------------------------------------------------
                Blue Chip Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    44.70%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     26.62%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corp.                                    16.25%
                c/o Evergreen Investment Services
                Attn: Lori Gibson, NC 1195
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  12.43%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Blue Chip Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Blue Chip Fund Class 2                        100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      38.49%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    25.08%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  18.70%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      13.52%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                IDSL VA Capital Growth Fund Class 2                  81.99%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Capital Growth Fund Class 2                   10.12%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL-NY VA Capital Growth Fund Class 2               7.90%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       100.00%
                Attn: Lori Gibson
                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       80.49%
                Attn: Lori Gibson
                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Core Bond Fund Class 2                        19.51%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Emerging Markets Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    97.69%
                c/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77251-1591
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Equity Index Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            56.07%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corporation                              26.06%
                Attn: Lori Gibson
                c/o Evergreen Investment Services
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     14.44%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Equity Index Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Equity Index Fund Class 2                     100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    86.61%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  5.71%
                4333 Edgewood Road NE
                Cedar Rapids, IA 5249-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.63%
                Separate Account Two
                Attn: David Ten Broeck Wing A3E
                P.O. Box 2999
                Hartford, CT 06104-2999
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       88.34%
                Attn: Lori Gibson
                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Fund Class 2                                  11.66%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    71.42%
                Variable Account
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  14.75%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.71%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Foundation Fund Class 2                       100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Global Leaders Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            47.28%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      39.18%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  8.29%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Global Leaders Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Global Leaders Fund Class 2                   100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      59.08%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  29.74%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              5.83%
                1 Kemper Drive, Building 3 T-1
                Long Grove, IL 60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.25%
                Separate Account
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Weatogue, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth Fund Class 2                           100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    89.86%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  7.68%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth and Income Fund Class 2                98.86%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               45.03%
                c/o Bonnie Harris B1-08
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corp                                     19.21%
                c/o Evergreen Investment Services
                Attn: Lori Gibson
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    17.99%
                c/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77215-1591
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  16.71%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA High Income Fund Class 2                      100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      56.09%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life insurance                            21.40%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  10.86%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life & Annuity Insurance Company            5.79%
                Separate Account One
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Weatogue, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA International Growth Fund Class 2             100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Masters Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            80.70%
                c/o IPO Portfolio Accounting
                NWVA 6
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    15.31%
                Seed Account
                Variable Account Six
                c/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Masters Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Masters Fund Class 2                          100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance NWVA6                      56.88%
                c/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      18.32%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      9.76%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  6.12%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 1                            5.24%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 2                            100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Small Cap Value Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            48.25%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 1                  19.37%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               11.29%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.01%
                Separate Acct Two
                Attn: David Ten Broeck Wing A3E
                P. O. Box 2999
                Hartford, CT 06104-2999
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Small Cap Value Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 2                  100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      80.08%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    8.87%
                NWVA-6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      7.26%
                Variable Account SAQ
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Special Equity Fund Class 2                   99.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            15.06%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 1                 9.81%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 2                 100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                U.S. Government Securities Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              85.76%
                1 Kemper Drive, Building 3 T-1
                Long Grove, IL 60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    14.24%
                c/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77251-1591
                ---------------------------------------------------- -----------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Emerging Markets Bond Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $200 million               0.80%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from U.S. Government Securities Fund an annual fee of 0.35% based on the Fund's average daily net assets.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.31%
                  ---------------------------------- -----------------
                          Over $1.5 billion               0.26%
                  ================================== =================

         EIMC is entitled to receive from Capital Growth Fund, Core Bond Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund, an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ================================== =================
                  Capital Growth Fund                     0.80%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Core Bond Fund                          0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Equity Index Fund                       0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Foundation Fund                         0.745%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Global Leaders Fund                     0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Growth Fund                             0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  High Income Fund                        0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Masters Fund                            0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Omega Fund                              0.52%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Small Cap Value Fund                    0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Equity Fund                     0.92%
                  ================================== =================

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.725%
                  ---------------------------------- -----------------
                           Over $1 billion                0.70%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods. Prior to November 8, 2002 amounts paid by Emerging Markets Bond Fund and U.S. Government Securities Fund were paid to the Funds' previous investment advisor.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                          $41,466                      $27,534
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $408,880                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                      $28,435                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $50,515                      $8,421
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $0                           $90,360
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $292,860                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,114,035                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $276,884                     $73,013
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $76,168                      $27,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $433,676                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $35,822                      $27,551
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $68,596                      $97,935
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $188,704                     $48,557
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $470,102                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $225,247                     $39,934
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $269,931                     $52,636
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $148,511                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $120,328                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                          $68,075                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $354,947                     $234
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $40,011                      $23,482
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $24,246                      $76,887
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $398,674                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,305,686                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $307,135                     $63,830
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $124,414                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $547,250                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $25,694                      $11,120
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $5,873                       $101,162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $291,130                     $20,601
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $521,460                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $121,280                     $10,602
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $232,414                     $34,471
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $102,326                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $127,465                     $10,906
-----------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (b)                                      $16,604                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $215,091                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $58,002                      $9,439
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $24,111                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $576,985                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,273,484                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $243,885                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $84,941                      $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $687,724                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $27,383                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $10,793                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $221,434                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $370,249                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $54,511                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $109,234                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $96,933                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $63,140                      $34,111
-----------------------------------------------------------------------------------------------------------------

(a) For the period July 31, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 27, 2000 (commencement of operations) to December 31, 2000.

Sub-Advisory Fees Paid

         Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to Core Bond Fund and to the fixed income portion of Foundation Fund. EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia Corporation. EIMC will pay TAG a fee at the annual rate of 0.37% of average daily net assets of Foundation Fund. Core Bond Fund does not pay fees for the sub-advisory services.

         OppenheimerFunds, Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Marsico Capital Management, LLC (Marsico) each manage, along with EIMC, a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Marsico fees equal in the aggregate up to an annual rate of 0.50% of the Masters Fund's average daily net assets.

         Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter) acts as sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at an annual rate of 0.20% of the Fund's average daily net assets.

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

================================================= ================ ===================== ===============
                                                                   Oppenheimer,
                                                                   MFS,                  Pilgrim
Fund/Fiscal Year or Period                        EIMC             Marsico               Baxter
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2002
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund                               N/A              N/A                   $102,241
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $42,196          $94,111               N/A
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2001
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund                               N/A              N/A                   $67,755
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $20,869          $132,667              N/A

------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2000
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      N/A              $113,059              N/A
------------------------------------------------- ---------------- --------------------- ---------------

     Until May 11, 2001, Evergreen Asset Management Company (EAMC) acted as one of the sub-advisors to VA Masters Fund and was reimbursed in the following amounts by the Fund's previous investment advisor for the costs of providing sub-advisory services:

========================================================== =====================
Fund/Fiscal Year or Period                                 Total Paid to EAMC
---------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
--------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------
VA Masters Fund                                                     $25,345
---------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
--------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------
VA Masters Fund                                                     $32,655
========================================================== =====================


         Until September 22, 2000, Lieber & Company (Lieber) acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund and Small Cap Value Fund and was reimbursed in the following amounts by the Funds' previous investment advisor for the costs of providing sub-advisory services:

         ============================================= =========================
         Fund/Fiscal Year or Period                    Total Paid to Lieber
         --------------------------------------------- -------------------------
         -----------------------------------------------------------------------
         Year or Period Ended December 31, 2000
         -----------------------------------------------------------------------
         --------------------------------------------- -------------------------
         Evergreen Fund                                        $422,422
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Foundation Fund                                       $889,174
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Global Leaders Fund                                   $141,350
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Growth and Income Fund                                $484,207
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Small Cap Value Fund                                   $27,931
         ============================================= =========================


Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, Inc. (formerly First Union Securities, Inc.), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

=========================================================================================================
Fund/Fiscal Year or Period                         Total Paid to All        Total Paid to Wachovia
                                                        Brokers                Securities, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2002
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $42,088               $16,045
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $701,409               $47,914
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                               $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                       $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $5,748                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $105,082              $39,771
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $224,554              $89,499
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $158,347              $20,637
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $70,443               $1,071
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $144,830              $39,155
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $97,686               $1,524
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $120,878              $8,261
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $443,816              $118,157
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $146,188              $20,345
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $305,381              $4,003
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $53,593               $313
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $194,751              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $5,311                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $177,261              $55
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $345,566              $105
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $55,617               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $18,992               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $59,638               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $128,553              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $49,888               $60
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $300,128              $3,310
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $53,125               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $159,386              $23
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund (b)                               $17,387               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $51,135               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $8,460                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $133,874              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $230,294              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $59,768               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $24,692               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $91,006               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $45,214               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $44,572               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $187,439              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $19,209               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $97,041               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a) For the period July 31, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 27, 2000 (commencement of operations) to December 31, 2000.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended December 31, 2002, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Wachovia Securities, Inc. and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

================================================================================
                                Percentage of Commissions       Percentage of
                                to Wachovia Securities, Inc.    Commissionable
Fund                                                            Transactions
                                                                through
                                                                Wachovia
                                                                Securities, Inc.
================================================================================
Blue Chip Fund                               38.1%            35.0%
================================================================================
================================================================================
Capital Growth Fund                          6.8%             5.9%
================================================================================
================================================================================
Equity Index Fund                            0.0%             0.0%
================================================================================
================================================================================
Evergreen Fund                               38.0%            29.0%
================================================================================
================================================================================
Foundation Fund                              39.9%            19.0%
================================================================================
================================================================================
Global Leaders Fund                          13.0%            17.3%
================================================================================
================================================================================
Growth Fund                                  0.6%             1.9%
================================================================================
================================================================================
Growth and Income Fund                       27.0%            26.0%
================================================================================
================================================================================
International Growth Fund                    1.6%             2.8%
================================================================================
================================================================================
Masters Fund                                 6.8%             4.0%
================================================================================
================================================================================
Omega Fund                                   26.6%            25.4%
================================================================================
================================================================================
Small Cap Value Fund                         13.9%            14.9%
================================================================================
================================================================================
Special Equity Fund                          1.3%             1.4%
================================================================================

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund's Class 2 shares for the fiscal year ended December 31, 2002. Class 1 shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------------- ------------------------------------------
Fund                                                                 Class 2
------------------------------------- ------------------------------------------
------------------------------------- ----------------------------------- ------
                        Service Fees Service Fees Waived
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Blue Chip Fund                        $131                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Capital Growth Fund                   $16,054                             $9,285
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Core Bond Fund (a)                    $21,140                             $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Emerging Markets Bond Fund            $0                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Equity Index Fund                     $255                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Evergreen Fund                        $2                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Foundation Fund                       $117                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Global Leaders Fund                   $135                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Growth Fund                           $90                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Growth and Income Fund                $19                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
High Income Fund                      $368                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
International Growth Fund             $250                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Masters Fund                          $67                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Omega Fund                            $332                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Small Cap Value Fund                  $390                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Special Equity Fund                   $8                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Strategic Income Fund                 $135                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
U.S. Government Securities            $0                                  $0
------------------------------------- ----------------------------------- ------

(a) For the period July 24, 2002 (commencement of operations) to December 31, 2002.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended December 31, 2002 and by the Trust and the nine other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------
Trustee               Aggregate Compensation    Total Compensation from
                                               Trust and Fund Complex
                       from Funds for the     Paid to Trustees for the
                      fiscal year ended        twelve months ended
                        12/31/2002               12/31/2002(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin(2)              $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III             $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)              $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford                     $666                    $143,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell(3)                 $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.                   $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell                $623                    $134,727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry                  $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit                $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David M. Richardson                $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III             $666                    $144,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield                $794                    $160,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima                   $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard K. Wagoner                 $582                    $125,000
--------------------------------------------------------------------------------

(1)Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $93,750
Howell                   $36,400
McVerry                  $125,000
Pettit                   $125,000

(2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

(3)Asof January 1, 2000, James S. Howell retired. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.

(4)OnFebruary 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds as of December 31, 2002. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
                                                                            Ten Years or Since
              Fund/Class                                    Five Years       Inception Date of   Inception Date of
                                           One Year                                Class               Class
--------------------------------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------
Blue Chip Fund
--------------------------------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------
Class 1                                -22.05%          N/A                 -18.23%             4/27/2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.08%          N/A                 -18.24%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.51%          N/A                 -1.75%              3/3/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2  (d)                           -22.62%          N/A                 -1.79%              8/1/2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                N/A              N/A                 4.49%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            N/A              N/A                 4.38%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1 (a)                            -4.32%           2.35%              3.99%                8/28/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.46%          N/A                 -9.74%              9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.49%          N/A                 -9.75%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.22%          -5.93%              2.20%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.30%          -5.95%              2.18%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -9.66%           -0.79%              5.22%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -9.72%           -0.80%              5.21%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -20.26%          -1.34%              0.29%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -20.38%          -1.37%              0.27%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -26.91%          N/A                 -3.11%              3/31/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -26.99%          N/A                 -3.13%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -15.41%          -1.65%              5.85%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -15.44%          -1.66%              5.84%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
High Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                7.15%            N/A                 6.58%               6/30/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            6.90%            N/A                 6.51%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -10.47%          N/A                 -2.31%              8/17/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -10.52%          N/A                 -2.33%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Masters Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -26.61%          N/A                 -6.62%              1/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -26.71%          N/A                 -6.65%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Omega Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -25.38%          0.04%               1.84%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -25.45%          0.02%               1.82%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -12.60%          N/A                 6.75%               5/1/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -12.63%          N/A                 6.74%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -27.18%          N/A                 -9.27%              9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -27.38%          N/A                 -9.35%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1 (b)                            9.96%            N/A                7.34%                4/1/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                15.52%           5.57%               5.70%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            15.46%           5.56%               5.69%               7/31/2002
====================================================================================================================

(a) Historical performance shown for the Fund prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-Emerging Markets Bond Fund.

(b) Historical performance shown for the Fund prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-U.S. Government Securities Fund.

(c) Historical performance shown for Class 2 shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns and average annual total returns for Class 2 shares have not been adjusted to reflect the effect of 0.25% 12b-1 fees for Class 2 shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(d) Historical performance shown for Class 2 (formerly Class L) shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns and average annual total returns for Class 2 shares have not been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class 2 shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.


                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 026-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

           ====================================== =========================
              Average Daily Net Assets of the
                Evergreen Funds                   Administrative Service
                                                         Fee Rates
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                      First $50 billion                 0.100%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                      Next $25 billion                  0.090%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                     Next $25 billion                   0.080%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                     Next $25 billion                   0.075%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
              On assets over $125 billion               0.050%
           ====================================== =========================

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to November 8, 2002 amounts paid by Emerging Markets Bond fund and U.S. Government Securities Fund were paid to the Funds' previous administrator. Prior to December 31, 2002, the Funds paid EIS under a different fee schedule.

======================================================================================================
                Fund                      Administrative Fee Paid    Administration Fees Waived
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund                       $11,312                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                  $51,110                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Core Bond Fund                       $8,886                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $7,927                            $7,179
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                    $28,237                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $39,048                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $149,535                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $40,218                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                          $14,747                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $57,824                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                     $9,053                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $25,232                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                         $27,271                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $90,404                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $30,480                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                  $35,062                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $29,805                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $41,344                           $8,710
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2001
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip (a)                        $11,160                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                  $44,398                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $8,818                            $8,818
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                    $31,604                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $53,156                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $175,260                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $42,640                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                          $17,773                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $72,967                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                     $5,259                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $16,217                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                         $35,831                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $100,281                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $15,159                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                  $29,009                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $20,052                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $49,418                           $11,861
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund                       $4,455                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund (b)              $30,178                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $9,367                            $9,367
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund (c)                $27,218                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $70,382                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $170,235                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $33,945                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund (d)                      $19,984                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $84,251                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund (e)                 $5,301                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $6,588                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund (f)                     $29,134                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $71,080                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $7,243                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund (c)              $13,779                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $17,544                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $34,732                           $8,930
======================================================================================================

(a) For the period July 24, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 28, 2000 (commencement of operations) to December 31, 2000.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Funds pay ESC annual fees as follows:

   ================================ ==================== ====================

                                      Annual Fee Per       Annual Fee Per
              Fund Type                Open Account*      Closed Account**
                                    --------------------
   -------------------------------- -------------------- --------------------
   Monthly Dividend Funds                 $26.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Quarterly Dividend Funds               $25.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Semiannual Dividend Funds              $24.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Annual Dividend Funds                  $24.75                $9.00
   -------------------------------- -------------------- --------------------

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.

** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400.

                                       2-5
                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

     The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii) Farmers Home Administration;

           (iii) Federal Home Loan Banks;

           (iv) Federal Home Loan Mortgage Corporation;

           (v) Federal National Mortgage Association; and

           (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Foreign Securities (excluding Equity Index Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Equity Index Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only Foundation Fund, High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts (VA Global Leaders Fund and VA International Growth Fund)

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.


                ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
                          OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years. ATVD = ending redeemable value of the initial $1,000, after taxes on
             fund distributions but not after
             taxes on redemption.




Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions). n = number of years. ATVDR = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions and redemption.
Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                           Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Funds bear some of the costs of selling their Class 2 (formerly Class L) shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by each Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

                  Under the Distribution Plan (the "Plan") that the Funds have adopted for their Class 2 shares, the Funds may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class 2. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement") that the Funds have entered into with respect to its Class 2 shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of each Fund.

         Of the amount above, Class 2 may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Funds' investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Funds may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Funds for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Class 2 shares of the Funds;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' Class 2 shareholders; and

(3)  to otherwise promote the sale of the Funds' Class 2 shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. Wachovia Bank, N.A. or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Funds.

         In the event the Funds acquire the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class 2 shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of Class 2 shares and (ii) stimulate administrators to render administrative support services to the Funds and holders of Class 2 shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class 2 shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request for its Class 2 shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Funds to EDI with respect to Class 2, and
(ii) the Funds would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class 2, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Funds' outstanding Class 2 shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class 2 shares of the Funds may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class 2 shares. The Plan or Distribution Agreement may be terminated (i) by the Funds without penalty at any time by a majority vote of the holders of the outstanding Class 2 shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Funds need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. In addition, no more than 55% of the fund's assets can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h).

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
                  2. efficiency in handling trades; 3. ability to trade large blocks of securities; 4. readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.


Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION


The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered performance of the Fund and the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST


         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and Dr. Russell A. Salton, III, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Leroy Keith, David M. Richardson, William
W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
       Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
                                                                                                  Portfolios
                                                                                                  Overseen in      Directorships
      Date of Birth                      Year of                                                Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                          Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information
                                                     Phoenix Big management);
                                                     Former President, Edge
                                                     Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                         Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton, Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------




-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------



Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                           Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

*    In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred
     Compensation Plans.
**   In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen funds complex.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt Vice President and Vice President, Tax, BISYS Fund Services;
former Assistant BISYS Assistant Treasurer Vice President, EAMC/First Union
National Bank; former 3435 Stelzer Road Columbus, OH Senior Tax
Consulting/Acting Manager, Investment Companies 43219-8001 Group,
PricewaterhouseCoopers LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                     PART C

                        EVERGREEN VARIABLE ANNUITY TRUST

                                OTHER INFORMATION


Item 15. Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement on Form N-1A Amendment No. 5 filed on March 20, 1998, Registration No. 33-83100.

2. Bylaws. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Post-Effective Amendment No. 20 on Form N-1A filed on April 25, 2001, Registration No. 33-83100.

3.   Not applicable.

4. Form of Agreement and Plans of Reorganization. Exhibits A and B to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5.   Articles  II.,  III.6(c),IV.(3),   IV.(8),  V.,  VI.,  VII.,  and  VIII  of
     Declaration of Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement No. 7 filed on June 5, 1998.

6(a) Investment  Advisory  Agreement  between  Evergreen  Investment  Management
     Company, LLC and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Post-Effective Amendment No. 27 on Form N-1A filed on July 24, 2002, Registration No. 33-83100.

6(b) Portfolio Management Agreement between OppenheimerFunds, Inc. and
     Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No.30 filed on April 25, 2003, Registration No. 33-83100.

6(c) Portfolio Management Agreement between MFS Institutional  Advisors,
     Inc. and Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 30 filed on April 25, 2003, Registration No. 33-83100.

6(d) Portfolio  Management Agreement between Marsico Capital Management,
     LLC and Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's Post-Effective Amendment No. 30 filed on April 25, 2003, Registration No. 33-83100.

7(a) Form of Principal  Underwriting Agreement Class 2 (formerly Class L) shares between Evergreen Distributor,Inc. and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 28 on Form N-1A filed on September 16, 2001, Registration No. 33-83100.

8.   Not applicable.

9(a).Custodian  Agreement  between  State  Street  Bank and  Trust  Company  and
     Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 6 on Form N-1A filed on April 28, 1998, Registration No. 33-83100.

9(b).Letter amendment to Custodian  Agreement between Evergreen Variable Annuity
     Trust and State Street Bank and Trust Company. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 27 filed on July 24, 2002.

10(a)Rule 12b-1 Distribution Plan for Class 2 (formerly Class L) Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 28 on Form N-1A filed on September 16, 2002, Registration No. 33-83100.

10(b)Multiple  Class Plan.  Incorporated  by  reference  to  Evergreen  Variable
     Annuity Trust's Registration Statement Amendment No. 22 on Form N-1A filed on August 1, 2001, Registration No. 33-83100.

11.  Opinion and Consent of Sullivan & Worcester LLP.  Contained herein

12. Tax Opinion and Consent of Sullivan & Worcester LLP. To be filed by Amendment on or about October 20, 2003.

13.  Not applicable.

14.  Consent of KPMG LLP.  Contained herein.

15.  Not applicable.

16.  Not applicable.

17.  Form of Proxy Cards.  Contained herein

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of September, 2003.

                                         EVERGREEN VARIABLE ANNUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of September, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Cards

                                   EXHIBIT 11

                      [SULLIVAN & WORCESTER LLP LETTERHEAD]



                                                              September 19, 2003



Evergreen Variable Annuity Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

     We have been requested by Evergreen Variable Annuity Trust, a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated December 16, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen VA Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen VA Blue Chip Fund (the "Acquired Fund I") and Evergreen VA Masters Fund (the "Acquired Fund II"), each a series of the Trust, in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund I and the Acquired Fund II pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

     We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

     We are admitted to the Bar of The Commonwealth of Massachusetts and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts. Pursuant to the Delaware statutory trust law, business trusts, such as the Trust, formed under the Delaware statutory trust law prior to September 1, 2002 are deemed to be statutory trusts. Accordingly, we have used the term statutory trust throughout this opinion letter in describing the Trust.

     Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund I and the Acquired Fund II of certain matters scheduled for their consideration at a meeting presently anticipated to be held on December 1, 2003, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

     We note that  pursuant  to  Sections 4 and 5 of  Article IV of the  Trust's
Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

     We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                                   Very truly yours,

                                                   /s/ SULLIVAN & WORCESTER LLP

                                                   SULLIVAN & WORCESTER LLP

                         CONSENT OF INDEPENDENT AUDITORS



Board of Trustees and Shareholders
Evergreen Variable Annuity Trust


We consent to the use of our reports dated February 7, 2003 for Evergreen VA Blue Chip Fund, Evergreen VA Masters Fund and Evergreen VA Fund, each a series of Evergreen Variable Annuity Trust, incorporated herein by reference and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.



                                   /s/ KPMG LLP

Boston, Massachusetts
September 18, 2003

                                   EXHIBIT 17

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                            EVERGREEN VA MASTERS FUND
                  A series of Evergreen Variable Annuity Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 1, 2003


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen VA Masters Fund, a series of Evergreen Variable Annuity Trust, ("VA Masters Fund") that the undersigned is entitled to vote at the special meeting of shareholders of VA Masters Fund to be held at 10:00 a.m., Eastern time on December 1, 2003, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.


                              Date                 , 2003

                              ----------------------------------------

                              ----------------------------------------
                              Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


1. To approve an Agreement and Plan of Reorganization whereby Evergreen VA Fund ("VA Fund"), also a series of Evergreen Variable Annuity Trust will
     (i) acquire all of the assets of Evergreen VA Masters Fund ("VA Masters Fund") in exchange for shares of VA Fund; and (ii) assume the identified liabilities of VA Masters Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


                           ---- FOR        ---- AGAINST      ---- ABSTAIN


2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.


                           ---- FOR        ---- AGAINST      ---- ABSTAIN

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                           EVERGREEN VA BLUE CHIP FUND
                  A series of Evergreen Variable Annuity Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 1, 2003


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen VA Blue Chip Fund, a series of Evergreen Variable Annuity Trust, ("VA Blue Chip Fund") that the undersigned is entitled to vote at the special meeting of shareholders of VA Blue Chip Fund to be held at 10:00 a.m., Eastern time on December 1, 2003, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.


                                      Date                 , 2003

                                      ----------------------------------------

                                      ----------------------------------------
                                      Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - --- - - - - -

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


1. To approve an Agreement and Plan of Reorganization whereby Evergreen VA Blue Chip Fund ("VA Blue Chip Fund"), also a series of Evergreen Variable Annuity Trust will (i) acquire all of the assets of Evergreen VA Fund ("VA Fund") in exchange for shares of VA Fund; and (ii) assume the identified liabilities of VA Blue Chip Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


                          ---- FOR        ---- AGAINST      ---- ABSTAIN


2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.


                          ---- FOR        ---- AGAINST      ---- ABSTAIN

                                               September 19, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen VA Fund
         Registration Statement on Form N-14AE
         File Number: 333-83100

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Variable Annuity Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen VA Blue Chip Fund and Evergreen VA Masters Fund, each a series of the Trust, by and in exchange for shares of Evergreen VA Fund, also a series of the Trust.

     This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on October 20, 2003, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.


                                         Very truly yours,

                                         /s/ Catherine F. Kennedy

                                         Catherine F. Kennedy

Enclosures

cc: David C. Mahaffey, Esq.